UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21579
                                                     ---------------------

                  Nuveen Floating Rate Income Opportunity Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31
                                           ------------------

                  Date of reporting period: January 31, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT January 31, 2005

Nuveen Investments
Closed-End
Exchange-Traded
Funds

                                                       NUVEEN SENIOR INCOME FUND
                                                                             NSL

                                                NUVEEN FLOATING RATE INCOME FUND
                                                                             JFR

                                    NUVEEN FLOATING RATE INCOME OPPORTUNITY FUND
                                                                             JRO

Photo of: Man and woman sitting on porch.
Photo of: 2 children sitting in the grass.

HIGH CURRENT INCOME
FROM PORTFOLIOS OF
SENIOR CORPORATE LOANS


Logo: NUVEEN Investments

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Photo of: Man and child
Photo of: Woman

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


Chairman's
     LETTER TO SHAREHOLDERS

I am pleased to report that for the period ended January 31, 2005, your Fund continued to provide you with attractive monthly income from a portfolio primarily composed of senior corporate loans.

Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. Since one part of your portfolio may be going up when another is going down, portfolio diversification may help smooth your investment returns over time. In addition to providing regular monthly income, a senior loan investment like


"IN ADDITION TO PROVIDING REGULAR MONTHLY INCOME, A SENIOR LOAN INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO
DIVERSIFICATION."


your Fund may help you achieve and benefit from greater portfolio diversification. Your financial advisor can explain these advantages in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

I also urge you to consider receiving future Fund reports and other Fund information faster by using e-mails and the Internet. Sign up is quick and easy
- see the inside front cover of this report for instructions.

For more than 100 years, Nuveen has specialized in offering quality investments such as your Fund to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment solutions and services that can help you secure your long-term financial goals. We thank you for choosing us as a partner as you work toward that objective.

Again, thank you for the confidence you have shown in Nuveen Investments.

Sincerely,

/s/Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

March 15, 2005

Nuveen Closed-End Exchange-Traded Funds (NSL, JFR, JRO)

Portfolio Managers'
        COMMENTS


The Funds' investment portfolios are managed by Gunther Stein and Lenny Mason of Symphony Asset Management, LLC, an affiliate of Nuveen Investments. Gunther and Lenny have more than 25 years of combined investment management experience, much of it in evaluating and purchasing senior corporate loans and other high-yield debt. Here Gunther and Lenny talk about their management strategies and the performances of the Funds for the period ended January 31, 2005.

WHAT MANAGEMENT STRATEGIES AND TACTICS DID YOU EMPLOY IN THESE FUNDS OVER THE SIX-MONTH PERIOD COVERED BY THIS REPORT?

For NSL, we continued to employ a value-oriented investment management strategy during the six months ended January 31, 2005. We sought to purchase what we judged to be high-quality loans with strong asset protection and attractive coupons, using a disciplined, fundamental approach to evaluate the cash flow and asset quality of potential investments. We focused on purchasing loans that would enhance the diversity of NSL's portfolio while seeking to maintain its current income stream.

We also selectively added discounted loans with what we believed to be attractive upside potential. We continued to seek stressed loans with what we considered to be strong asset coverage, attractive relative value characteristics and sound business fundamentals. In certain cases, we reduced the Fund's exposure to companies that seemed to have inadequate asset protection, negative earnings volatility, insufficient liquidity or lower coupons. We opportunistically liquidated equity investments and sold out of loans that we thought had the potential for credit deterioration or that did not fit our other investment parameters.

For JFR, we focused during this period on meeting our internal yield and credit quality targets by purchasing what we judged to be higher quality loans with strong asset protection and attractive coupons. Specifically, we sought to purchase loans with appealing relative value characteristics, upgrade the portfolio as the credit cycle improved, and selectively add discount loans as attractive opportunities arose. This helped us maintain the income stream of the Fund and enhance the diversity of JFR's portfolio. At the same time, we tried to reduce our exposure to loans with higher-than-warranted valuations, mounting credit concerns or deteriorating fundamentals.

We also purchased discounted loans for JFR that had what we believed to be attractive upside potential. We continued to seek stressed loans that exhibited strong asset coverage, attractive relative value characteristics, and sound business fundamentals. for NSL, we sought to reduce exposure to companies with inadequate asset protection, negative earnings volatility, insufficient liquidity or lower coupons, and we opportunistically liquidated holdings that we thought had the potential for credit deterioration or that did not fit our other investment parameters.

In JRO, the newest Fund, we focused on meeting internal yield and credit quality targets by purchasing what we considered to be higher quality loans with strong asset protection and attractive coupons. During the first half of the six-month reporting period, we completed the invest-up stage of the Fund's portfolio. In the latter half of the reporting period, we concentrated on purchasing loans with attractive relative value characteristics. We sought to maintain a high current income stream and to enhance the diversity of JRO's portfolio, while at the same time reducing our exposure to loans with substantially elevated prices, mounting credit concerns or deteriorating industry fundamentals.

As for JFR, we also selectively added discounted loans with what we believed to have attractive upside potential. We continued to seek distressed loans with strong asset coverage and sound business fundamentals. We sold out of loans with greater perceived potential for credit deterioration or that no longer fit our other investment parameters.

HOW DID THE FUNDS PERFORM?

The performance of each Fund over the six-month period ended January 31, 2005, as well as the performance of a comparative index, is shown in the accompanying chart.

TOTAL RETURN ON NET ASSET VALUE*
For periods ended January 31, 2005

                         6-MONTH           1-YEAR            5-YEAR
--------------------------------------------------------------------------------
NSL                        5.12%            10.37%            6.60%
--------------------------------------------------------------------------------
JFR                        3.88%            NA                NA
--------------------------------------------------------------------------------
JRO                        1.57%            NA                NA
--------------------------------------------------------------------------------
CSFB Leveraged
Loan Index1                2.60%            5.06%             4.92%
--------------------------------------------------------------------------------

* Six month returns are cumulative; returns for one year and five years are annualized.

Past performance does not guarantee future results. Returns do not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or upon the sale of Fund shares.

For more information, please see the individual Performance Overview pages in this report.


Over the six-month reporting period, NSL and JFR outperformed the unmanaged, unleveraged CSFB Leveraged Loan Index. JRO, on which we spent a good portion of the period investing the assets raised through its common and preferred share offerings, underperformed the CSFB index during this period.

One of the primary factors benefiting the performance of NSL and JFR over this reporting period relative to that of the CSFB index was the Funds' use of financial leverage. While leveraging can add volatility to a Fund's NAV and share price, this strategy can also provide opportunities for additional income and total returns for common shareholders when short-term interest rates remain low relative to the amount the Funds are earning from the adjustable rate loans in their portfolios.

Other factors that benefited the performance of NSL over this period included the meaningful price appreciation of several stressed credits. Norwood, Western Industries, and Mirant registered the strongest returns during the period ended January 31, 2005. Conversely, MetalForming Technologies negatively impacted the Fund's overall performance during this period.

In JFR, Aladdin Gaming, Century Cable, and Conseco were the strongest performing loans during the period ending January 31, 2005. There were no holdings that had a material negative impact on the portfolio during the period.

As noted, JRO was completing its initial investment process during this reporting period. As a result, the Fund did not benefit from a full six-months of the returns of some of its better performing holdings, including Cablevision, Graham Packaging, and Knoll. There were no holdings in this Fund that had a material negative impact on the portfolio.


1 The CSFB Leveraged Loan Index is an unmanaged, unleveraged index consisting of approximately $150 billion of tradable term loans with at least one year to maturity and rated BBB or lower.

Dividend and Share Price
       INFORMATION



As noted, each of these Funds uses financial leverage in an effort to enhance its dividend-paying capabilities. While this strategy adds volatility to a Fund's net asset value and share price, it generally works to enhance the amount of income the Fund has to distribute to its common shareholders as long as the dividends the Fund pays to its preferred shareholders are less than the interest rates the Fund is receiving from its portfolio of loans.

Since each of these Funds invests in adjustable rate loans, their income streams can be expected to rise or fall over time to reflect the movement of shorter-term interest rates. These rates generally were rising over the course of this six-month reporting period, and this led to two monthly dividend increases in NSL and one increase in the dividend of JFR. JRO made its initial monthly dividend declaration during this reporting period, and as of January 31, 2005, had maintained a stable dividend.

All of these Funds seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of January 31, 2005, NSL had a positive UNII balance for both financial statement and tax purposes and JFR and JRO had negative UNII balances for financial statement purposes and positive UNII balances for tax purposes.

As of January 31, 2005, the Funds were trading at premiums to their net asset values as shown in the accompanying chart.

FUND                1/31 PREM/DISC      PERIOD AVG. PREM/DISC
--------------------------------------------------------------------------------
NSL                         13.74%                     12.57%
--------------------------------------------------------------------------------
JFR                          1.48%                      2.33%
--------------------------------------------------------------------------------
JRO                          3.96%                      3.00%
--------------------------------------------------------------------------------

Nuveen Senior Income Fund
NSL

Performance
     OVERVIEW  As of January 31, 2005


Pie Chart:
PORTFOLIO ALLOCATION
(as a % of total investments)
Variable Rate Senior Loan Interests     83.5%
Corporate and Municipal Bonds            8.5%
High-Grade Short-Term Investments        8.0%

Bar Chart:
2004-2005 MONTHLY DIVIDENDS PER SHARE
Feb                           0.043
Mar                           0.043
Apr                           0.043
May                           0.043
Jun                           0.043
Jul                           0.043
Aug                           0.043
Sep                           0.046
Oct                           0.046
Nov                           0.046
Dec                           0.048
Jan                           0.048

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/1/04                        9.44
                              9.4
                              9.46
                              9.43
                              9.45
                              9.4
                              9.45
                              9.43
                              9.43
                              9.45
                              9.4
                              9.35
                              9.4
                              9.42
                              9.42
                              9.45
                              9.48
                              9.46
                              9.45
                              9.45
                              9.45
                              9.42
                              9.4
                              9.39
                              9.4
                              9.47
                              9.41
                              9.55
                              9.3
                              9.36
                              9.36
                              9.4
                              9.45
                              9.46
                              9.55
                              9.54
                              9.57
                              9.59
                              9.71
                              9.83
                              9.94
                              9.88
                              9.89
                              9.78
                              9.8
                              9.86
                              10.15
                              9.93
                              9.95
                              9.95
                              9.89
                              9.85
                              9.58
                              9.71
                              9.94
                              9.94
                              9.94
                              9.85
                              9.7
                              9.9
                              9.8
                              9.9
                              9.85
                              9.93
                              10.05
                              9.9
                              9.92
                              9.89
                              10.05
                              9.89
                              10.15
                              10.06
                              9.9
                              9.9
                              9.87
                              9.72
                              9.74
                              9.72
                              9.8
                              9.48
                              9.51
                              9.4
                              9.58
                              9.62
                              9.62
                              9.63
                              9.65
                              9.58
                              9.59
                              9.59
                              9.56
                              9.63
                              9.69
                              9.66
                              9.62
                              9.57
                              9.56
                              9.7
                              9.67
                              9.65
                              9.62
                              9.61
                              9.71
                              9.76
                              9.76
                              9.64
                              9.74
                              9.72
                              9.81
                              9.75
                              9.8
                              9.74
                              9.83
                              9.7
                              9.73
                              9.74
                              9.8
                              9.84
                              9.85
                              9.79
                              9.78
                              9.82
                              9.7
                              9.78
                              9.8
                              9.84
                              9.91
                              9.91
                              9.92
                              9.92
                              9.92
                              9.9
                              9.97
                              9.88
                              9.87
                              9.86
                              9.79
                              9.9
                              9.85
                              9.86
                              9.8
                              9.8
                              9.83
                              10
                              10.04
                              9.92
                              9.95
                              9.94
                              9.92
                              9.94
                              9.95
                              9.91
                              9.94
                              9.95
                              9.95
                              9.94
                              10.04
                              9.92
                              9.99
                              9.95
                              9.94
                              9.94
                              9.92
                              9.92
                              9.91
                              9.93
                              9.9
                              9.94
                              9.94
                              9.94
                              9.95
                              9.91
                              9.91
                              9.9
                              9.9
                              9.9
                              9.9
                              9.87
                              9.88
                              9.77
                              9.74
                              9.65
                              9.6
                              9.55
                              9.39
                              9.37
                              9.32
                              9.28
                              9.2
                              9.29
                              9.25
                              9.29
                              9.29
                              9.29
                              9.26
                              9.36
                              9.37
                              9.35
                              9.33
                              9.33
                              9.33
                              9.32
                              9.37
                              9.36
                              9.35
                              9.3
                              9.32
                              9.36
                              9.35
                              9.28
                              9.25
                              9.28
                              9.2
                              9.04
                              8.85
                              8.73
                              8.82
                              8.87
                              8.9
                              9.13
                              9.23
                              9.37
                              9.33
                              9.36
                              9.34
                              9.34
                              9.42
                              9.26
                              9.22
                              9.24
                              9.25
                              9.22
                              9.37
                              9.32
                              9.4
                              9.43
                              9.38
                              9.34
                              9.39
                              9.38
                              9.34
                              9.42
                              9.55
                              9.55
                              9.5
                              9.5
                              9.45
                              9.49
                              9.63
                              9.66
                              9.75
                              9.75
                              9.8
                              9.77
                              9.76
1/31/05                       9.77

FUND SNAPSHOT
------------------------------------
Share Price                    $9.77
------------------------------------
Common Share
Net Asset Value                $8.59
------------------------------------
Premium/(Discount) to NAV     13.74%
------------------------------------
Latest Dividend               $.0480
------------------------------------
Market Yield                   5.90%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $255,880
------------------------------------

ANNUALIZED TOTAL RETURN
(Inception 10/26/99)
------------------------------------
          ON SHARE PRICE     ON NAV
------------------------------------
6-Month
(Cumulative)    1.61%         5.12%
------------------------------------
1-Year         11.09%        10.37%
------------------------------------
5-Year          9.03%         6.60%
------------------------------------
Since
Inception       7.95%         6.66%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Media                          18.3%
------------------------------------
Hotels, Restaurants & Leisure  14.1%
------------------------------------
Auto Components                 6.0%
------------------------------------
Containers & Packaging          4.1%
------------------------------------
Healthcare Providers & Services 3.7%
------------------------------------
Chemicals                       3.1%
------------------------------------
Real Estate                     3.1%
------------------------------------
Commercial Services & Supplies  3.0%
------------------------------------
Food Products                   2.3%
------------------------------------
Insurance                       2.3%
------------------------------------
Specialty Retail                2.2%
------------------------------------
Beverages                       2.1%
------------------------------------
Oil & Gas                       2.1%
------------------------------------
Household Durables              2.0%
------------------------------------
Metals & Mining                 2.0%
------------------------------------
Machinery                       1.9%
------------------------------------
Road & Rail                     1.8%
------------------------------------
Aerospace & Defense             1.7%
------------------------------------
Airlines                        1.4%
------------------------------------
High-Grade Short-Term
Investments                     8.0%
------------------------------------
Other                          14.8%
------------------------------------

TOP FIVE ISSUERS (EXCLUDING
HIGH-GRADE SHORT-TERM INVESTMENTS)
(as a % of total investments)
------------------------------------
Federal-Mogul Corporation       3.4%
------------------------------------
Wyndham International, Inc.     2.5%
------------------------------------
Century Cable Holdings, LLC     2.3%
------------------------------------
Conseco, Inc.                   2.3%
------------------------------------
Norwood Promotional
  Products, Inc.                2.2%
------------------------------------

Nuveen Floating Rate Income Fund
JFR

Performance
     OVERVIEW  As of January 31, 2005


Pie Chart:
PORTFOLIO ALLOCATION
(as a % of total investments)
Variable Rate Senior Loan Interests         77.8%
Corporate Bonds                             12.0%
SAMI/Collateral Securities(1)                0.3%
High-Grade Short-Term Investments            9.9%

Bar Chart:
2004-2005 MONTHLY DIVIDENDS PER SHARE
May                           0.0675
Jun                           0.0675
Jul                           0.0675
Aug                           0.0675
Sep                           0.0675
Oct                           0.0675
Nov                           0.0675
Dec                             0.07
Jan                             0.07

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/25/04                       15
                              15.98
                              15.04
                              15.04
                              15.1
                              15.1
                              15.2
                              15.23
                              15.21
                              15.11
                              15.4
                              15.25
                              15.25
                              15.09
                              15.02
                              15
                              15.1
                              15.13
                              15.16
                              15.25
                              15.28
                              15.19
                              15
                              15
                              14.95
                              14.95
                              14.96
                              14.99
                              15.02
                              14.96
                              14.98
                              14.86
                              14.55
                              14.73
                              14.7
                              14.73
                              14.85
                              14.77
                              14.89
                              14.81
                              14.83
                              14.84
                              14.51
                              14.82
                              14.88
                              14.97
                              14.93
                              14.93
                              14.84
                              14.83
                              14.78
                              14.84
                              14.73
                              14.82
                              14.9
                              15
                              14.94
                              14.92
                              14.8
                              14.78
                              14.91
                              14.94
                              14.76
                              14.8
                              14.9
                              14.67
                              14.74
                              14.74
                              14.93
                              14.83
                              14.99
                              14.9
                              14.95
                              14.93
                              14.91
                              14.87
                              14.87
                              14.81
                              14.87
                              14.91
                              14.8
                              14.82
                              14.82
                              14.77
                              14.61
                              14.57
                              14.84
                              14.81
                              14.87
                              14.85
                              14.85
                              14.79
                              14.88
                              14.86
                              14.9
                              14.85
                              14.77
                              14.79
                              14.75
                              14.8
                              14.83
                              14.82
                              14.83
                              14.68
                              14.69
                              14.8
                              14.93
                              14.85
                              14.79
                              14.78
                              14.81
                              14.75
                              14.68
                              14.68
                              14.68
                              14.74
                              14.8
                              14.79
                              14.89
                              14.88
                              14.71
                              14.75
                              14.73
                              14.75
                              14.75
                              14.7
                              14.7
                              14.65
                              14.68
                              14.65
                              14.7
                              14.66
                              14.75
                              14.73
                              14.7
                              14.66
                              14.62
                              14.66
                              14.64
                              14.74
                              14.71
                              14.66
                              14.63
                              14.69
                              14.64
                              14.64
                              14.65
                              14.6
                              14.61
                              14.55
                              14.52
                              14.42
                              14.52
                              14.5
                              14.5
                              14.5
                              14.47
                              14.49
                              14.49
                              14.25
                              14.34
                              14.5
                              14.46
                              14.58
                              14.59
                              14.63
                              14.58
                              14.66
                              14.65
                              14.55
                              14.4
                              14.49
                              14.48
                              14.49
                              14.48
                              14.56
                              14.59
                              14.52
                              14.4
                              14.24
                              14.05
                              14.08
                              13.95
                              13.89
                              13.89
                              13.87
                              13.9
                              13.86
                              13.87
                              13.83
                              13.79
                              13.74
                              13.71
                              13.72
                              13.75
                              13.73
                              13.92
                              13.9
                              14
                              14.04
                              13.99
                              14.11
                              14.05
                              14.15
                              14.19
                              14.2
                              14.22
                              14.25
                              14.19
                              14.14
                              14.2
                              14.18
                              14.16
                              14.2
                              14.16
                              14.17
                              14.39
                              14.42
1/31/05                       14.41

FUND SNAPSHOT
------------------------------------
Share Price                   $14.41
------------------------------------
Common Share
Net Asset Value               $14.20
------------------------------------
Premium/(Discount) to NAV      1.48%
------------------------------------
Latest Dividend               $.0700
------------------------------------
Market Yield                   5.83%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $670,576
------------------------------------

CUMULATIVE TOTAL RETURN
(Inception 3/25/04)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month        -0.11%         3.88%
------------------------------------
Since
Inception       0.32%         3.47%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Media                          19.3%
------------------------------------
Hotels, Restaurants & Leisure  11.3%
------------------------------------
Chemicals                       5.8%
------------------------------------
Household Durables              4.4%
------------------------------------
Containers & Packaging          4.3%
------------------------------------
Real Estate                     4.3%
------------------------------------
Auto Components                 3.6%
------------------------------------
Commercial Services & Supplies  3.2%
------------------------------------
Healthcare Providers & Services 3.0%
------------------------------------
Paper & Forest Products         2.7%
------------------------------------
Insurance                       2.5%
------------------------------------
Machinery                       1.9%
------------------------------------
Metals & Mining                 1.9%
------------------------------------
Building Products               1.8%
------------------------------------
Electric Utilities              1.8%
------------------------------------
Food Products                   1.8%
------------------------------------
Healthcare Equipment & Supplies 1.8%
------------------------------------
High-Grade Short-Term
Investments                    10.2%
------------------------------------
Other                          14.4%
------------------------------------

TOP FIVE ISSUERS (EXCLUDING
HIGH-GRADE SHORT-TERM INVESTMENTS)
(as a % of total investments)
------------------------------------
Federal-Mogul Corporation       2.7%
------------------------------------
General Growth Properties, Inc. 2.6%
------------------------------------
Conseco, Inc.                   2.5%
------------------------------------
Regal Cinemas Corporation       2.4%
------------------------------------
Century Cable Holdings, LLC     2.3%
------------------------------------

(1) The Fund earns a fixed rate for its investment in the Select Aggregate Market Index ("SAMI"), a basket of credit default swaps on high-grade Senior Loans. The Fund is required to pledge assets as collateral for a portion of the SAMI investment.

Nuveen Floating Rate Income Opportunity Fund
JRO

Performance
     OVERVIEW  As of January 31, 2005


Pie Chart:
PORTFOLIO ALLOCATION
(as a % of total investments)
Variable Rate Senior Loan Interests     74.4%
Corporate Bonds                         15.2%
High-Grade Short-Term Investments       10.4%

Bar Chart:
2004-2005 MONTHLY DIVIDENDS PER SHARE
Sep                            0.076
Oct                            0.076
Nov                            0.076
Dec                            0.076
Jan                            0.076

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
7/27/04                       15
                              15
                              15
                              15.01
                              15.01
                              15
                              15.01
                              15
                              15
                              15
                              15
                              15
                              15
                              15
                              15.01
                              15.01
                              15
                              15
                              15.01
                              15.01
                              15
                              15
                              14.71
                              14.8
                              14.7
                              14.74
                              14.75
                              14.75
                              14.73
                              14.71
                              14.85
                              14.75
                              14.75
                              14.75
                              14.75
                              14.85
                              14.76
                              14.75
                              14.74
                              14.8
                              14.75
                              14.78
                              14.86
                              14.75
                              14.74
                              14.75
                              14.72
                              14.6
                              14.65
                              14.67
                              14.6
                              14.65
                              14.6
                              14.63
                              14.6
                              14.55
                              14.56
                              14.64
                              14.65
                              14.55
                              14.59
                              14.51
                              14.54
                              14.54
                              14.43
                              14.28
                              14.4
                              14.31
                              14.33
                              14.33
                              14.35
                              14.5
                              14.72
                              14.7
                              14.74
                              14.85
                              14.88
                              14.62
                              14.64
                              14.75
                              14.78
                              14.75
                              14.74
                              14.72
                              14.74
                              14.64
                              14.67
                              14.7
                              14.68
                              14.65
                              14.66
                              14.74
                              14.73
                              14.66
                              14.46
                              14.45
                              14.48
                              14.43
                              14.34
                              14.2
                              14.04
                              14.05
                              13.93
                              13.81
                              13.89
                              14
                              13.98
                              13.9
                              14.17
                              14.31
                              14.37
                              14.25
                              14.35
                              14.46
                              14.37
                              14.42
                              14.42
                              14.42
                              14.48
                              14.49
                              14.44
                              14.46
                              14.5
                              14.5
                              14.45
                              14.41
                              14.54
                              14.55
                              14.44
                              14.41
                              14.52
                              14.6
1/31/05                       14.7

FUND SNAPSHOT
------------------------------------
Share Price                   $14.70
------------------------------------
Common Share
Net Asset Value               $14.14
------------------------------------
Premium/(Discount) to NAV      3.96%
------------------------------------
Latest Dividend               $.0760
------------------------------------
Market Yield                   6.20%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $401,345
------------------------------------

CUMULATIVE TOTAL RETURN
(Inception 7/27/04)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month         0.58%         1.57%
------------------------------------
Since
Inception       0.65%         1.36%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Media                          16.8%
------------------------------------
Hotels, Restaurants & Leisure   7.5%
------------------------------------
Real Estate                     5.4%
------------------------------------
Diversified Telecommunication
Services                        4.9%
------------------------------------
Chemicals                       4.8%
------------------------------------
Healthcare Providers & Services 4.7%
------------------------------------
Auto Components                 3.9%
------------------------------------
Electric Utilities              3.3%
------------------------------------
Containers & Packaging          3.2%
------------------------------------
Machinery                       3.1%
------------------------------------
Commercial Services & Supplies  2.9%
------------------------------------
Food & Staples Retailing        2.8%
------------------------------------
Gas Utilities                   2.5%
------------------------------------
Oil & Gas                       2.5%
------------------------------------
Household Durables              2.4%
------------------------------------
Paper & Forest Products         2.2%
------------------------------------
Textiles & Apparel              2.1%
------------------------------------
High-Grade Short-Term
Investments                    10.4%
------------------------------------
Other                          14.6%
------------------------------------

TOP FIVE ISSUERS (EXCLUDING
HIGH-GRADE SHORT-TERM INVESTMENTS)
(as a % of total investments)
------------------------------------
General Growth Properties, Inc. 3.2%
------------------------------------
Qwest Corporation               3.1%
------------------------------------
Federal-Mogul Corporation       2.9%
------------------------------------
Cablevision Systems Corp        2.8%
------------------------------------
Advertising Directory
  Solutions Inc.                2.4%
------------------------------------

Shareholder
       MEETING REPORT

The Shareholder Meeting was held on November 17, 2004, in Chicago at Nuveen's headquarters.

                                                                          NSL                                   JFR
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                              Common and                              Common and
                                                           FundPreferred       FundPreferred       shares voting     FundPreferred
                                                                  shares       shares voting              shares     shares voting
                                                         voting together            together     voting together          together
                                                              as a class          as a class          as a class        as a class
====================================================================================================================================
Robert P. Bremner
   For                                                        24,201,524                   --         46,106,065                 --
   Withhold                                                      554,536                   --            415,218                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      24,756,060                   --         46,521,283                 --
====================================================================================================================================
Lawrence H. Brown
   For                                                        24,203,122                   --         46,099,015                 --
   Withhold                                                      552,938                   --            422,268                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      24,756,060                   --         46,521,283                 --
====================================================================================================================================
Jack B. Evans
   For                                                        24,203,280                   --         46,106,165                 --
   Withhold                                                      552,780                   --            415,118                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      24,756,060                   --         46,521,283                 --
====================================================================================================================================
William C. Hunter
   For                                                        24,201,180                   --         46,105,865                 --
   Withhold                                                      554,880                   --            415,418                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      24,756,060                   --         46,521,283                 --
====================================================================================================================================
William J. Schneider
   For                                                                --                1,832                 --             14,415
   Withhold                                                           --                   --                 --                 21
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --                1,832                 --             14,436
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                --                1,832                 --             14,414
   Withhold                                                           --                   --                 --                 22
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --                1,832                 --             14,436
====================================================================================================================================
Judith M. Stockdale
   For                                                        24,203,275                   --         46,104,913                 --
   Withhold                                                      552,785                   --            416,370                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      24,756,060                   --         46,521,283                 --
====================================================================================================================================

                        Nuveen Senior Income Fund (NSL)
                        Portfolio of
                                INVESTMENTS January 31, 2005 (Unaudited)
                                                                      WEIGHTED                     RATINGS**
    PRINCIPAL                                                          AVERAGE     STATED     ------------------            MARKET
 AMOUNT (000)   DESCRIPTION(1)                                          COUPON  MATURITY*     MOODY'S        S&P             VALUE
----------------------------------------------------------------------------------------------------------------------------------
                VARIABLE RATE SENIOR LOAN INTERESTS(2) - 136.6% (80.6% OF TOTAL ASSETS)


                AEROSPACE & DEFENSE - 2.7% (1.6% OF TOTAL ASSETS)

$       3,911   United Defense Industries Inc., Term Loan B             4.569%    8/13/09         Ba2        BB+      $  3,961,965
        2,455   Vought Aircraft Industries, Inc., Term Loan             5.080%   12/22/11         Ba3         B+         2,494,432
          545   Vought Aircraft Industries, Inc., Tranche B,            5.190%   12/22/10         Ba3         B+           553,977
                 Letter of Credit
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         7,010,374
----------------------------------------------------------------------------------------------------------------------------------


                AIRLINES - 2.4% (1.4% OF TOTAL ASSETS)

        6,000   United Air Lines, Inc., DIP Term Loan (Tranche B)       8.000%    9/30/05         N/R        N/R         6,056,250
----------------------------------------------------------------------------------------------------------------------------------


                AUTO COMPONENTS - 9.9% (5.8% OF TOTAL ASSETS)

        3,000   Accuride, Term Loan (d)                                    TBD    1/31/10          B2         B+         3,031,250
        5,000   Federal-Mogul Corporation, Term Loan (d)                   TBD        TBD          B1        N/R         5,029,688
        4,224   Federal-Mogul Corporation, Term Loan A (b)              4.650%    2/24/04         N/R        N/R         4,012,737
        5,551   Federal-Mogul Corporation, Term Loan B (b)              4.900%    2/24/05         N/R        N/R         5,289,147
        1,990   Mark IV Industries, Inc., Term Loan B                   5.372%    6/23/11          B1        BB-         2,022,338
        3,414   Tenneco Automotive Inc., Term Loan B                    5.350%   12/12/10          B1         B+         3,480,647
        1,552   Tenneco Automotive Inc., Term Loan B-1                  5.400%   12/12/10          B1         B+         1,582,112
          773   United Components, Inc., Term Loan C                    4.780%    6/30/10          B1        BB-           784,692
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        25,232,611
----------------------------------------------------------------------------------------------------------------------------------


                BEVERAGES - 3.5% (2.1% OF TOTAL ASSETS)

        2,500   Constellation Brands, Inc., Term Loan                   4.404%   11/30/11         Ba2         BB         2,534,375
        6,276   Dr. Pepper/Seven UP Bottling Group, Inc., Term Loan B   4.474%   12/19/10          B1        N/R         6,382,964
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,917,339
----------------------------------------------------------------------------------------------------------------------------------


                BUILDING PRODUCTS - 0.8% (0.5% OF TOTAL ASSETS)

        1,995   Nortek, Inc., Term Loan B                               4.767%    8/27/11          B1         B+         2,030,328
----------------------------------------------------------------------------------------------------------------------------------


                CHEMICALS - 5.1% (3.0% OF TOTAL ASSETS)

        3,000   Celanese Holdings LLC, Term Loan C (d)                     TBD    4/06/11         N/R        N/R         3,056,250
        2,000   Headwaters Incorporated, Second Lien Term Loan          8.080%    9/01/12          B3         B-         2,084,167
        2,000   Huntsman International LLC, Term Loan                   6.050%    3/31/10          B2          B         2,035,500
        2,422   Plastech Engineered Products, Inc., Term Loan B         5.310%    3/31/10         Ba3        BB-         2,439,068
        2,000   Rockwood Specialties Group, Inc., Tranche D             4.950%    7/30/12         N/R         B+         2,024,822
        1,500   Wellman, Inc., First Lien Term Loan                     6.160%    2/10/09          B1         B+         1,526,875
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        13,166,682
----------------------------------------------------------------------------------------------------------------------------------


                COMMERCIAL SERVICES & SUPPLIES - 4.9% (2.9% OF TOTAL ASSETS)

        6,368   Allied Waste North America, Inc., Term Loan B           5.125%    1/15/10          B1         BB         6,470,194
        3,980   National Equipment Services, Inc., Term Loan            8.354%    8/17/10          B3          B         4,047,163
        1,935   Williams Scotsman, Inc., Term Loan                      5.384%   12/31/06          B1         B+         1,961,836
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        12,479,193
----------------------------------------------------------------------------------------------------------------------------------


                COMPUTERS & PERIPHERALS - 0.0% (0.0% OF TOTAL ASSETS)

        1,363   Micro Warehouse, Inc., Term Loan B (a)(b)(h)                --    1/30/07         N/R        N/R            27,260
----------------------------------------------------------------------------------------------------------------------------------


                                       12

                                                                      WEIGHTED                     RATINGS**
    PRINCIPAL                                                          AVERAGE     STATED     ------------------            MARKET
 AMOUNT (000)   DESCRIPTION(1)                                          COUPON  MATURITY*     MOODY'S        S&P             VALUE
----------------------------------------------------------------------------------------------------------------------------------

                CONSTRUCTION & ENGINEERING - 2.2% (1.3% OF TOTAL ASSETS)

$       1,955   Anthony Crane Rental, L.P., Revolver (b)                7.750%    7/22/04         N/R        N/R      $  1,787,255
        1,982   Anthony Crane Rental, L.P., Term Loan (b)               8.500%    7/23/04         N/R        N/R         1,811,654
        2,000   Maxim Crane Works, Term Loan C (d)                         TBD    1/28/12         N/R        N/R         2,060,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,658,909
----------------------------------------------------------------------------------------------------------------------------------


                CONTAINERS & PACKAGING - 6.7% (4.0% OF TOTAL ASSETS)

        5,000   Graham Packaging Company, L.P., Term Loan B             5.091%   10/07/11          B2          B         5,074,553
        4,000   Graham Packaging Company, L.P., Term Loan C             6.813%    3/15/12          B3       CCC+         4,113,500
          437   Smurfit-Stone Container Corporation,                    4.490%   11/01/11         Ba3        BB-           443,746
                 Deposit-Funded Commitment
        3,490   Smurfit-Stone Container Corporation, Term Loan B        4.566%   11/01/11         Ba3        BB-         3,545,018
        1,074   Smurfit-Stone Container Corporation, Term Loan C        4.438%   11/01/11         Ba3        BB-         1,091,010
        2,978   United States Can Company, Term Loan B                  6.400%    1/15/10          B2          B         2,971,917
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        17,239,744
----------------------------------------------------------------------------------------------------------------------------------


                DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6% (0.9% OF TOTAL ASSETS)

        2,000   Intelsat, Ltd., Term Loan B (d)                            TBD    7/06/11         N/R        BB+         2,027,917
        2,000   Qwest Corporation, Term Loan A                          7.390%    6/30/07         Ba3        BB-         2,088,393
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,116,310
----------------------------------------------------------------------------------------------------------------------------------


                ELECTRIC UTILITIES - 1.9% (1.1% OF TOTAL ASSETS)

        1,619   Allegheny Energy Supply Company, LLC, Term Loan         4.818%    3/08/11          B1         B+         1,651,496
        3,000   Calpine Construction Finance Company, L.P., Term Loan B 8.578%    8/31/09         N/R         B+         3,226,875
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,878,371
----------------------------------------------------------------------------------------------------------------------------------


                ELECTRICAL EQUIPMENT - 0.8% (0.5% OF TOTAL ASSETS)

        1,704   Sensus Metering Systems Inc., Term Loan B-1             4.917%   12/17/10          B2         B+         1,715,355
          256   Sensus Metering Systems Inc., Term Loan B-2             4.917%   12/17/10          B2         B+           257,303
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,972,658
----------------------------------------------------------------------------------------------------------------------------------


                ENERGY EQUIPMENT & SERVICES - 0.7% (0.4% OF TOTAL ASSETS)

        1,857   Pride Offshore, Inc., Term Loan                         4.150%    7/07/11         Ba1        BB+         1,885,677
----------------------------------------------------------------------------------------------------------------------------------


                FOOD & STAPLES RETAILING - 0.7% (0.4% OF TOTAL ASSETS)

        1,858   Birds Eye Foods, Inc., Term Loan B                      5.310%    8/20/08          B1         B+         1,884,042
----------------------------------------------------------------------------------------------------------------------------------


                FOOD PRODUCTS - 3.7% (2.2% OF TOTAL ASSETS)

        3,407   Del Monte Corporation, Term Loan B                      4.960%   12/20/10         Ba3         BB         3,427,949
        5,000   Dole Holding Company, LLC, Term Loan                    8.000%    7/22/10          B3          B         5,135,938
          919   Michael Foods, Inc., Term Loan B                        5.066%   11/20/10          B1         B+           935,381
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,499,268
----------------------------------------------------------------------------------------------------------------------------------


                GAS UTILITIES - 1.2% (0.7% OF TOTAL ASSETS)

        1,125   El Paso Corporation, Deposit-Funded Commitment          2.400%   11/23/09          B3         B-         1,135,811
        1,868   El Paso Corporation, Term Loan                          5.188%   11/23/09          B3         B-         1,888,898
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,024,709
----------------------------------------------------------------------------------------------------------------------------------


                HEALTHCARE EQUIPMENT & SUPPLIES - 1.8% (1.0% OF TOTAL ASSETS)

        1,000   Advanced Medical Optics, Inc., Delayed Draw Term Loan (f)0.250%   7/07/09          B1        BB-             9,375
        1,552   Advanced Medical Optics, Inc., Term Loan B              4.495%    6/25/09          B1        BB-         1,568,915
        2,897   Kinetic Concepts, Inc., Term Loan B-2                   4.310%    8/11/10          B1        BB-         2,920,806
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,499,096
----------------------------------------------------------------------------------------------------------------------------------


                                       13

                        Nuveen Senior Income Fund (NSL) (continued)
                             Portfolio of INVESTMENTS January 31, 2005 (Unaudited)
                                                                      WEIGHTED                     RATINGS**
    PRINCIPAL                                                          AVERAGE     STATED     ------------------            MARKET
 AMOUNT (000)   DESCRIPTION(1)                                          COUPON  MATURITY*     MOODY'S        S&P             VALUE
----------------------------------------------------------------------------------------------------------------------------------

                HEALTHCARE PROVIDERS & SERVICES - 6.0% (3.6% OF TOTAL ASSETS)

$       5,416   Community Health Systems, Inc., Term Loan               4.150%    8/19/11         Ba3        BB-      $  5,465,511
        1,990   IASIS Healthcare LLC, Term Loan B                       4.810%    6/22/11          B1         B+         2,021,094
        1,975   Quintiles Transnational Corp., Term Loan B              6.817%    6/26/08          B1        BB-         2,009,563
        2,606   Triad Hospitals, Inc., Term Loan B                      4.830%    9/30/08         Ba2         BB         2,650,517
        3,000   Vanguard Health Holding Company I, LLC, Initial         2.706%    9/23/11          B2          B         1,235,625
                 Sub Tranche 2 Term Loan (f)
        1,995   Vanguard Health Holding Company I, LLC, Term Loan B     5.790%    9/23/11          B2          B         2,033,030
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        15,415,340
----------------------------------------------------------------------------------------------------------------------------------


                HOTELS, RESTAURANTS & LEISURE - 16.6% (9.7% OF TOTAL ASSETS)

        8,932   24 Hour Fitness Worldwide, Inc., Term Loan B            6.430%    7/01/09          B1          B         9,049,469
          650   Ameristar Casinos, Inc., Incremental Term Loan          4.625%   12/20/06         Ba3        BB-           660,021
        1,913   Ameristar Casinos, Inc., Term Loan B-1                  4.625%   12/20/06         Ba3        BB-         1,942,069
        1,995   Argosy Gaming Company, Term Loan B                      4.310%    7/31/08         Ba1         BB         2,009,339
        1,607   Isle of Capri Casinos, Inc., Term Loan                  4.608%    4/26/08         Ba2        BB-         1,614,858
        5,940   Jack in the Box Inc., Term Loan                         4.253%    1/09/10         Ba2         BB         6,023,531
        7,990   OpBiz, LLC, Term Loan A                                 5.560%    8/31/10         N/R         B-         7,909,791
           19   OpBiz, LLC, Term Loan B (PIK)                           6.560%    8/31/10         N/R         B-            18,648
        2,705   Penn National Gaming, Inc., Term Loan D                 5.070%    9/01/07         Ba3        BB-         2,717,119
          987   Wyndham International, Inc., Term Loan I                7.188%    6/30/06         N/R        N/R           992,965
        9,421   Wyndham International, Inc., Term Loan II               8.188%    4/01/06         N/R        N/R         9,472,735
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        42,410,545
----------------------------------------------------------------------------------------------------------------------------------


                HOUSEHOLD DURABLES - 1.7% (1.0% OF TOTAL ASSETS)

        4,196   Sealy Mattress Company, Term Loan C                     4.535%    8/06/12          B2         B+         4,259,375
        5,000   WCI Capital Corp., Term Loan B (a)(b)                       --    9/30/07         N/R        N/R            75,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,334,375
----------------------------------------------------------------------------------------------------------------------------------


                HOUSEHOLD PRODUCTS - 0.8% (0.5% OF TOTAL ASSETS)

        1,985   Prestige Brands, Inc., Term Loan B                      5.294%    4/06/11          B1          B         2,006,091
----------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIAL CONGLOMERATES - 1.2% (0.7% OF TOTAL ASSETS)

        3,084   Shemin Holdings Corporation, Term Loan B                6.813%    1/28/07         N/R        N/R         3,038,029
----------------------------------------------------------------------------------------------------------------------------------


                INSURANCE - 3.8% (2.3% OF TOTAL ASSETS)

        9,600   Conseco, Inc., Term Loan                                6.078%    6/22/10          B2        BB-         9,804,000
----------------------------------------------------------------------------------------------------------------------------------


                LEISURE EQUIPMENT & PRODUCTS - 1.8% (1.1% OF TOTAL ASSETS)

        4,523   Alliance Gaming Corporation, Term Loan B                4.900%    9/05/09         Ba3        BB-         4,554,412
----------------------------------------------------------------------------------------------------------------------------------


                MACHINERY - 2.3% (1.3% OF TOTAL ASSETS)

        1,758   Dresser-Rand Group Inc., Term Loan                      4.560%   10/10/10          B1         B+         1,785,616
        2,162   Rexnord Corporation, Replacement Term Loan              5.466%   11/25/09          B1         B+         2,183,576
        1,829   Terex Corporation, Incremental Term Loan C              4.967%   12/31/09          B1        BB-         1,852,236
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,821,428
----------------------------------------------------------------------------------------------------------------------------------


                MARINE - 0.6% (0.3% OF TOTAL ASSETS)

        1,472   American Commercial Lines LLC, Term Loan A              6.553%    1/13/10         N/R        N/R         1,479,996
----------------------------------------------------------------------------------------------------------------------------------


                MEDIA - 26.0% (15.3% OF TOTAL ASSETS)

        2,000   Advertising Directory Solutions Inc., Term Loan B       4.480%   11/09/11          B1        BB-         2,020,000
        6,258   American Media Operations, Inc., Term Loan C            5.313%    4/01/07         Ba3         B+         6,361,676
        1,332   CanWest Media Inc., Term Loan E                         4.700%    6/18/09         Ba2         B+         1,351,244
        6,000   Century Cable Holdings, LLC, Discretionary              7.250%   12/31/09         N/R        N/R         5,963,127
                 Term Loan (b)(e)
        1,640   Century Cable Holdings, LLC, Revolver (b)               6.250%   10/25/10         N/R        N/R         1,618,988
        2,000   Century Cable Holdings, LLC, Revolver (b)               6.250%   10/25/10         N/R        N/R         1,974,375
        4,975   Charter Communications Operating, LLC, Term Loan B      5.980%    4/07/11          B2          B         4,966,117


                                       14

                                                                      WEIGHTED                     RATINGS**
    PRINCIPAL                                                          AVERAGE     STATED     ------------------            MARKET
 AMOUNT (000)   DESCRIPTION(1)                                          COUPON  MATURITY*     MOODY'S        S&P             VALUE
----------------------------------------------------------------------------------------------------------------------------------

                MEDIA (continued)

$       2,520   Dex Media East, LLC, Term Loan B                        4.142%   11/10/08         Ba2        BB-      $  2,553,526
        4,906   Dex Media West, LLC, Term Loan B                        4.370%    3/09/10         Ba2        BB-         4,973,214
        2,000   Emmis Operating Company, Term Loan                      4.170%   11/10/11         Ba2         B+         2,023,472
        2,000   Freedom Communications, Inc., Term Loan B               4.147%    5/18/12         Ba3         BB         2,031,500
        1,995   Gray Television, Inc., Term Loan C                      4.309%   12/31/10         Ba2         B+         2,022,431
        2,444   Lamar Media Corp., Tranche D                            4.063%    6/30/10         Ba2        BB-         2,475,001
        1,995   Metro-Goldwyn-Mayer Studios, Inc., Term Loan B          5.060%    4/26/11         N/R        N/R         2,000,237
        2,377   PRIMEDIA Inc., Term Loan B                              5.375%    6/30/09         N/R          B         2,355,018
        1,990   PRIMEDIA Inc., Term Loan C                              6.875%   12/31/09         N/R          B         2,020,679
        4,370   R.H. Donnelley Inc., Tranche D                          4.275%    6/30/11         Ba3        N/R         4,419,631
        3,000   Rainbow Media Holdings LLC, Term Loan                   5.190%    3/31/12         Ba2        N/R         3,046,875
        7,699   Regal Cinemas Corporation, Term Loan                    4.560%   11/10/10         Ba3        BB-         7,798,232
        1,743   Sun Media Corporation, Term Loan B                      4.730%    2/07/09         Ba2         BB         1,757,312
        2,978   WMG Acquisition Corp., Term Loan                        5.209%    2/27/11          B1         B+         3,018,129
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        66,750,784
----------------------------------------------------------------------------------------------------------------------------------


                METALS & MINING - 3.2% (1.9% OF TOTAL ASSETS)

        5,025   Amsted Industries Incorporated, Term Loan B             5.432%   10/15/10          B1        BB-         5,118,106
        3,046   MetalForming Technologies, Inc., Term Loan A            6.578%    9/30/07         N/R        N/R         2,512,760
        1,142   MetalForming Technologies, Inc., Term Loan B (PIK)      7.578%    9/30/07         N/R        N/R           542,470
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,173,336
----------------------------------------------------------------------------------------------------------------------------------


                MULTI-UTILITIES & UNREGULATED POWER - 1.6% (0.9% OF TOTAL ASSETS)

          875   NRG Energy, Inc., Credit-Linked Deposit                 4.425%   12/24/11         Ba3         BB           878,281
        1,125   NRG Energy, Inc., Term Loan                             4.515%   12/20/11         Ba3         BB         1,132,313
        2,000   Reliant Energy, Inc., Term Loan                         5.054%    4/30/10          B1         B+         2,015,892
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,026,486
----------------------------------------------------------------------------------------------------------------------------------


                OIL & GAS - 0.8% (0.5% OF TOTAL ASSETS)

        1,931   Tesoro Petroleum Corporation, Term Loan B               7.990%    4/15/08         Ba2       BBB-         1,989,146
----------------------------------------------------------------------------------------------------------------------------------


                PAPER & FOREST PRODUCTS - 2.0% (1.2% OF TOTAL ASSETS)

        2,500   Boise Cascade Holdings, LLC, Term Loan B                4.844%   10/29/11         Ba3         BB         2,535,808
        2,500   Boise Cascade Holdings, LLC, Term Loan C                4.844%   10/28/10         Ba3         BB         2,505,966
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,041,774
----------------------------------------------------------------------------------------------------------------------------------


                PERSONAL PRODUCTS - 1.1% (0.7% OF TOTAL ASSETS)

        2,888   Sola International Inc., Term Loan B                    5.080%   12/11/09         Ba3        BB-         2,927,203
----------------------------------------------------------------------------------------------------------------------------------


                PHARMACEUTICALS - 1.8% (1.1% OF TOTAL ASSETS)

        4,634   Alpharma Operating Corporation, Term Loan A             5.024%   10/05/07          B1         B+         4,624,491
----------------------------------------------------------------------------------------------------------------------------------


                REAL ESTATE - 5.1% (3.0% OF TOTAL ASSETS)

        5,000   General Growth Properties, Term Loan B                  4.640%   11/12/08         Ba2        BB+         5,040,105
        5,000   LNR Property Corp., Term Loan (d)                          TBD    2/03/08          B2         B+         5,029,688
        3,000   LNR Property Corp., Term Loan B (d)                        TBD    2/03/08          B2         B+         3,001,875
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        13,071,668
----------------------------------------------------------------------------------------------------------------------------------


                ROAD & RAIL - 2.9% (1.7% OF TOTAL ASSETS)

        7,335   Laidlaw Inc., Term Loan B-1                             6.330%    6/19/09         Ba3        BB+         7,370,571
----------------------------------------------------------------------------------------------------------------------------------


                SPECIALTY RETAIL - 3.7% (2.2% OF TOTAL ASSETS)

        7,187   Norwood Promotional Products, Inc., Term Loan A         8.750%    8/16/09         N/R        N/R         6,970,965
        5,362   Norwood Promotional Products, Inc., Term Loan B         6.000%    8/16/11         N/R        N/R         2,439,881
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,410,846
----------------------------------------------------------------------------------------------------------------------------------


                                       15

                        Nuveen Senior Income Fund (NSL) (continued)
                             Portfolio of INVESTMENTS January 31, 2005 (Unaudited)

                                                                      WEIGHTED                     RATINGS**
    PRINCIPAL                                                          AVERAGE     STATED     ------------------            MARKET
 AMOUNT (000)   DESCRIPTION(1)                                          COUPON  MATURITY*     MOODY'S        S&P             VALUE
----------------------------------------------------------------------------------------------------------------------------------

                TEXTILES & APPAREL - 2.2% (1.3% OF TOTAL ASSETS)

$       5,500   Jostens IH Corp., Term Loan C                           4.809%    7/29/10          B1         B+      $  5,562,361
----------------------------------------------------------------------------------------------------------------------------------


                TRADING COMPANIES & DISTRIBUTORS - 0.8% (0.5% OF TOTAL ASSETS)

        2,000   Ashtead Group Public Limited Company, Term Loan         4.813%   11/12/09          B1        BB-         2,031,250
----------------------------------------------------------------------------------------------------------------------------------

                Total Variable Rate Senior Loan Interests (cost $353,861,167)                                          349,422,953
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   RATINGS**
    PRINCIPAL                                                                      STATED     ------------------            MARKET
 AMOUNT (000)   DESCRIPTION(1)                                          COUPON   MATURITY     MOODY'S        S&P             VALUE
----------------------------------------------------------------------------------------------------------------------------------
                CORPORATE AND MUNICIPAL BONDS - 13.9% (8.2% OF TOTAL ASSETS)

                COMMERCIAL SERVICES & SUPPLIES - 0.1% (0.1% OF TOTAL ASSETS)

          656   California Pollution Control Finance Authority,             --    7/01/19         N/R        N/R            85,306
                 CanFibre of Riverside Project (a)(b)(c)

        1,215   California Pollution Control Finance Authority,             --    7/01/14         N/R        N/R           157,974
                 CanFibre of Riverside Project (a)(b)(c)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           243,280
----------------------------------------------------------------------------------------------------------------------------------


                HOTELS, RESTAURANTS & LEISURE - 4.8% (2.7% OF TOTAL ASSETS)

        1,900   Mandalay Resort Group                                   6.450%    2/01/06         Ba2        BB+         1,954,625
        7,148   MGM Grand                                               6.950%    2/01/05         Ba1        BB+         7,148,000
        1,500   MGM Grand                                               7.250%   10/15/06         Ba1        BB+         1,575,000
        1,443   Park Place Entertainment                                7.875%   12/15/05         Ba2        BB-         1,495,309
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        12,172,934
----------------------------------------------------------------------------------------------------------------------------------


                HOUSEHOLD DURABLES - 1.6% (1.0% OF TOTAL ASSETS)

        1,000   D.R. Horton, Inc.                                      10.500%    4/01/05         Ba1        BB+         1,012,042
        3,000   Standard Pacific Corporation                            6.500%   10/01/08         Ba2         BB         3,150,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,162,042
----------------------------------------------------------------------------------------------------------------------------------


                MACHINERY - 0.8% (0.5% OF TOTAL ASSETS)

        2,000   Navistar International, Series B                        9.375%    6/01/06         Ba3        BB-         2,132,500
----------------------------------------------------------------------------------------------------------------------------------


                MEDIA - 3.9% (2.3% OF TOTAL ASSETS)

        1,930   AMC Entertainment                                       9.875%    2/01/12          B3       CCC+         2,094,050
        2,000   Cablevision Systems Corp, Floating Rate Note,           6.669%    4/01/09          B3         B+         2,180,000
                 4.500% plus six-month LIBOR
        2,500   PRIMEDIA Inc., Floating Rate Note,                      8.164%    5/15/10          B3          B         2,650,000
                 5.370% plus three-month LIBOR, 144A
        3,000   WMG Acquisition Corp., Floating Rate Note,              6.905%   12/15/11        Caa2         B-         3,045,000
                 4.375% plus three-month LIBOR, 144A

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,969,050
----------------------------------------------------------------------------------------------------------------------------------


                OIL & GAS - 2.7% (1.6% OF TOTAL ASSETS)

        6,417   Tesoro Petroleum Corporation                            8.000%    4/15/08         Ba2       BBB-         6,930,360
----------------------------------------------------------------------------------------------------------------------------------
                Total Corporate and Municipal Bonds (cost $35,031,059)                                                  35,610,166
                ------------------------------------------------------------------------------------------------------------------


                                       16

                                                                                                                            MARKET
 SHARES (000)   DESCRIPTION(1)                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------------------------
                EQUITIES - 0.0% (0.0% OF TOTAL ASSETS)

                METALS & MINING - 0.0% (0.0% OF TOTAL ASSETS)

          280   MetalForming Technologies, Inc. (h)                                                                   $         --
----------------------------------------------------------------------------------------------------------------------------------
                Total Equities (cost $0)                                                                                        --
                ------------------------------------------------------------------------------------------------------------------


                WARRANTS - 0.0% (0.0% OF TOTAL ASSETS)

                MULTI-UTILITIES & UNREGULATED POWER - 0.0% (0.0% OF TOTAL ASSETS)

            6   Reliant Energy, Inc. (h)                                                                                    46,794
----------------------------------------------------------------------------------------------------------------------------------
                Total Warrants (cost $40,254)                                                                               46,794
                ------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                                               MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------------------------
                HIGH-GRADE SHORT-TERM INVESTMENTS - 13.1% (7.7% OF TOTAL ASSETS)

$      33,475   State Street Bank Euro Dollar Time Deposit, 2.350%, 2/01/05                                             33,474,503
----------------------------------------------------------------------------------------------------------------------------------
                Total High-Grade Short-Term Investments (cost $33,474,503)                                              33,474,503
                ------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $422,406,983) - 163.6% (96.5% of total assets)                                 418,554,416
                ------------------------------------------------------------------------------------------------------------------
                Borrowings Payable - (40.3)%+                                                                         (103,000,000)
                ------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (5.3)%                                                                 (13,673,945)
                ------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value (18.0)%                                                         (46,000,000)
                ------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $255,880,471
                ==================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.

                         Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

                    * Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. The Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

                    ** Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

                    (a) At or subsequent to January 31, 2005, this issue was non-income producing.

                    (b) At or subsequent to January 31, 2005, this issue was under the protection of the federal bankruptcy court.

                    (c) On January 1, 2002, CFR Holdings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc. determined that a sale of the facility was in the best interest of shareholders and proceeded accordingly.

                    (d)  Purchased on a when-issued or delayed delivery basis.

                    (e) Portion purchased on a when-issued or delayed delivery basis.

                    (f) Position represents an unfunded loan commitment outstanding at January 31, 2005.

                    (g) Portion of position represents an unfunded loan commitment outstanding at Januray 31, 2005.

                    (h) Investment valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees.

                   144A 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

                    TBD Senior Loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, the borrower or counterparty will provide the Fund with the weighted average coupon rate and, if still unknown, the maturity date.

                   (PIK) In lieu of cash payment, interest accrued on "Payment in Kind" investment increases principal outstanding.

                    N/R  Investment is not rated.

                    + Borrowings payable as a percentage of total assets is (23.8%).

                                 See accompanying notes to financial statements.

                        Nuveen Floating Rate Income Fund (JFR)
                        Portfolio of
                                INVESTMENTS January 31, 2005 (Unaudited)
                                                                      WEIGHTED                     RATINGS**
    PRINCIPAL                                                          AVERAGE     STATED     ------------------             MARKET
 AMOUNT (000)   DESCRIPTION(1)                                          COUPON  MATURITY*     MOODY'S        S&P              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                VARIABLE RATE SENIOR LOAN INTERESTS(2) - 128.2% (76.6% OF TOTAL ASSETS)

                AEROSPACE & DEFENSE - 0.5% (0.3% OF TOTAL ASSETS)

$       2,455   Vought Aircraft Industries, Inc., Term Loan             5.080%   12/22/11         Ba3         B+      $   2,494,432
          545   Vought Aircraft Industries, Inc., Tranche B             5.190%   12/22/10         Ba3         B+            553,977
                 Letter of Credit
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,048,409
-----------------------------------------------------------------------------------------------------------------------------------


                AIRLINES - 1.8% (1.1% OF TOTAL ASSETS)

       12,000   United Air Lines, Inc., DIP Term Loan (Tranche B)       8.000%    9/30/05         N/R        N/R         12,112,500
-----------------------------------------------------------------------------------------------------------------------------------


                AUTO COMPONENTS - 6.0% (3.6% OF TOTAL ASSETS)

        5,000   Accuride Corporation, Term Loan (b)                        TBD    1/31/10          B2         B+          5,052,083
       11,000   Federal-Mogul Corporation, Term Loan (b)                   TBD        TBD          B1        N/R         11,065,313
       17,662   Federal-Mogul Corporation, Term Loan A (a)              4.650%    2/24/04         N/R        N/R         16,776,692
        2,000   Federal-Mogul Corporation, Term Loan B (a)              4.900%    2/24/05         N/R       N/R           1,905,750
        5,274   Mark IV Industries, Inc., Term Loan B                   5.372%    6/23/11          B1        BB-          5,359,194
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         40,159,032
-----------------------------------------------------------------------------------------------------------------------------------


                BEVERAGES - 1.9% (1.1% OF TOTAL ASSETS)

        3,000   Constellation Brands, Inc., Term Loan                   4.404%   11/30/11         Ba2        BB           3,041,250
        9,394   Dr. Pepper/Seven UP Bottling Group, Inc., Term Loan B   4.474%   12/19/10          B1       N/R           9,554,160
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         12,595,410
-----------------------------------------------------------------------------------------------------------------------------------


                BUILDING PRODUCTS - 3.0% (1.8% OF TOTAL ASSETS)

       14,963   Nortek, Inc., Term Loan B                               4.767%    8/27/11          B1         B+         15,227,463
        4,975   PP Holding Corporation, Term Loan                       4.828%   11/12/11          B1          B          5,049,625
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         20,277,088
-----------------------------------------------------------------------------------------------------------------------------------


                CHEMICALS - 9.5% (5.7% OF TOTAL ASSETS)

        9,500   Celanese Holdings LLC, Term Loan C (b)                     TBD    4/06/11         N/R        N/R          9,678,125
        2,000   Headwaters Incorporated, Second Lien Term Loan          8.080%    9/01/12          B3         B-          2,084,167
        1,844   Headwaters Incorporated, Term Loan B                    5.884%    4/30/11          B1         B+          1,870,254
       12,905   Hercules Incorporated, Term Loan                        3.985%   10/08/10         Ba1         BB         13,056,221
        4,000   Huntsman International LLC, Term Loan                   6.050%    3/31/10          B2          B          4,071,000
       11,962   Huntsman International LLC, Term Loan B-1               5.000%   12/31/10          B2          B         12,150,666
        7,960   Lyondell-Citgo Refining LP, Term Loan                   4.591%    5/21/07         N/R        N/R          8,049,550
       13,000   Rockwood Specialties Group, Inc., Tranche D             4.950%    7/30/12         N/R         B+         13,161,343
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         64,121,326
-----------------------------------------------------------------------------------------------------------------------------------


                COMMERCIAL SERVICES & SUPPLIES - 4.6% (2.7% OF TOTAL ASSETS)

        9,814   Allied Waste North America, Inc., Term Loan B           5.125%    1/15/10          B1         BB          9,970,579
        6,871   Allied Waste North America, Inc., Term Loan C           5.264%    1/15/10          B1         BB          6,980,933
        1,963   Allied Waste North America, Inc., Term Loan D           4.900%    1/15/10          B1         BB          1,991,281
        6,965   National Equipment Services, Inc., Term Loan            8.354%    8/17/10          B3          B          7,082,534
        4,448   Williams Scotsman, Inc., Term Loan                      5.384%   12/31/06          B1         B+          4,509,514
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         30,534,841
-----------------------------------------------------------------------------------------------------------------------------------


                CONSTRUCTION & ENGINEERING - 0.7% (0.4% OF TOTAL ASSETS)

        1,302   Anthony Crane Rental, L.P., Revolver (a)                7.750%    7/22/04         N/R        N/R          1,190,079
        3,479   Anthony Crane Rental, L.P., Term Loan (a)               8.500%    7/23/04         N/R        N/R          3,180,001
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,370,080
-----------------------------------------------------------------------------------------------------------------------------------


                                       18

                                                                      WEIGHTED                     RATINGS**
    PRINCIPAL                                                          AVERAGE     STATED     ------------------             MARKET
 AMOUNT (000)   DESCRIPTION(1)                                          COUPON  MATURITY*     MOODY'S        S&P              VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                CONTAINERS & PACKAGING - 6.5% (3.9% OF TOTAL ASSETS)

$       5,816   BWAY Corporation, Term Loan B                           4.750%    1/30/11          B1         B+      $   5,914,951
       18,000   Graham Packaging Company, L.P., Term Loan B             5.091%   10/07/11          B2          B         18,268,389
        5,000   Graham Packaging Company, L.P., Term Loan C             6.813%    3/15/12          B3       CCC+          5,141,875
        2,235   Owens-Illinois Group, Inc., Term Loan B                 5.230%    4/01/08          B1        N/R          2,275,889
          699   Smurfit-Stone Container Corporation,                    4.490%   11/01/11         Ba3        BB-            709,993
                 Deposit-Funded Commitment
        5,583   Smurfit-Stone Container Corporation, Term Loan B        4.566%   11/01/11         Ba3        BB-          5,672,029
        1,718   Smurfit-Stone Container Corporation, Term Loan C        4.438%   11/01/11         Ba3        BB-          1,745,616
        3,965   United States Can Company, Term Loan B                  6.400%    1/15/10          B2          B          3,957,566
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         43,686,308
-----------------------------------------------------------------------------------------------------------------------------------


                DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9% (0.5% OF TOTAL ASSETS)

        4,000   Intelsat, Ltd., Term Loan B (b)                            TBD    7/06/11         N/R        BB+          4,055,834
        1,995   Valor Telecommunications Enterprises, LLC, Term Loan B  6.031%   11/12/11         Ba3         B+          2,006,014
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,061,848
-----------------------------------------------------------------------------------------------------------------------------------


                ELECTRIC UTILITIES - 2.9% (1.8% OF TOTAL ASSETS)

        8,742   Allegheny Energy Supply Company, LLC, Term Loan         4.797%    3/08/11          B1         B+          8,916,253
        9,950   Calpine Construction Finance Company, L.P., Term Loan B 8.578%    8/31/09         N/R         B+         10,702,198
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         19,618,451
-----------------------------------------------------------------------------------------------------------------------------------


                ELECTRICAL EQUIPMENT - 0.7% (0.4% OF TOTAL ASSETS)

        4,742   Mueller Group, Inc., Term Loan                          5.973%    4/25/11          B2         B+          4,798,750
-----------------------------------------------------------------------------------------------------------------------------------


                ENERGY EQUIPMENT & SERVICES - 2.1% (1.3% OF TOTAL ASSETS)

       13,925   Pride Offshore, Inc., Term Loan                         4.150%    7/07/11         Ba1        BB+         14,142,578
-----------------------------------------------------------------------------------------------------------------------------------


                FOOD & STAPLES RETAILING - 2.9% (1.7% OF TOTAL ASSETS)

       18,953   The Jean Coutu Group, Inc., Term Loan B                 5.000%    7/30/11          B1         BB         19,254,555
-----------------------------------------------------------------------------------------------------------------------------------


                FOOD PRODUCTS - 0.8% (0.5% OF TOTAL ASSETS)

        5,000   Dole Holding Company, LLC, Term Loan                    8.000%    7/22/10          B3          B          5,135,938
-----------------------------------------------------------------------------------------------------------------------------------


                GAS UTILITIES - 1.7% (1.0% OF TOTAL ASSETS)

        9,098   El Paso Corporation, Term Loan                          5.188%   11/23/09          B3         B-          9,201,739
        1,875   El Paso Corporation, Deposit-Funded Commitment          2.400%   11/23/09          B3         B-          1,893,018
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         11,094,757
-----------------------------------------------------------------------------------------------------------------------------------

                HEALTHCARE EQUIPMENT & SUPPLIES - 3.0% (1.8% OF TOTAL ASSETS)

        5,000   Advanced Medical Optics, Inc., Delayed Draw Term Loan (c)0.250%   7/07/09          B1        BB-             46,875
       11,252   Advanced Medical Optics, Inc., Term Loan B              4.495%    6/25/09          B1        BB-         11,374,632
        8,532   Kinetic Concepts, Inc., Term Loan B-2                   4.310%    8/11/10          B1        BB-          8,603,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         20,025,007
-----------------------------------------------------------------------------------------------------------------------------------


                HEALTHCARE PROVIDERS & SERVICES - 5.0% (3.0% OF TOTAL ASSETS)

        4,950   Beverly Enterprises, Inc., Term Loan B                  5.082%   10/22/08         Ba3         BB          5,024,154
       20,440   IASIS Healthcare LLC, Term Loan B                       4.810%    6/22/11          B1         B+         20,759,292
        6,000   Vanguard Health Holding Company, LLC, Initial           2.706%    9/23/11          B2          B          2,471,250
                 Sub Tranche 2 Term Loan (d)
        2,000   Vanguard Health Holding Company, LLC,                   2.250%    9/23/05          B2          B             12,500
                 Delayed Draw Term Loan (c)
        4,988   Vanguard Health Holding Company, LLC, Term Loan B       5.790%    9/23/11          B2          B          5,082,574
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         33,349,770
-----------------------------------------------------------------------------------------------------------------------------------


                HOTELS, RESTAURANTS & LEISURE - 11.8% (7.0% OF TOTAL ASSETS)

       10,060   24 Hour Fitness Worldwide, Inc., Term Loan B            6.250%    7/01/09          B1          B         10,191,650
        1,170   Ameristar Casinos, Inc., Incremental Term Loan          4.625%   12/20/06         Ba3        BB-          1,188,037
        3,343   Ameristar Casinos, Inc., Term Loan B-1                  4.625%   12/20/06         Ba3        BB-          3,394,836
        5,970   Boyd Gaming Corporation, Term Loan B                    4.225%    6/30/11         Ba2         BB          6,053,956


                                       19


                        Nuveen Floating Rate Income Fund (JFR) (continued)
                             Portfolio of INVESTMENTS January 31, 2005 (Unaudited)
                                                                      WEIGHTED                     RATINGS**
    PRINCIPAL                                                          AVERAGE     STATED     ------------------             MARKET
 AMOUNT (000)   DESCRIPTION(1)                                          COUPON  MATURITY*     MOODY'S        S&P              VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                HOTELS, RESTAURANTS & LEISURE (continued)

$       2,977   Jack in the Box Inc., Term Loan                         4.253%    1/09/10         Ba2         BB      $   3,019,314
       14,481   OpBiz, LLC, Term Loan A                                 5.560%    8/31/10         N/R         B-         14,336,497
           34   OpBiz, LLC, Term Loan B (PIK)                           6.560%    8/31/10         N/R         B-             33,799
       10,000   Universal City Development Partners, LTD, Term Loan     4.583%    6/09/11         Ba3        BB-         10,162,500
        1,364   Venetian Casino Resort, LLC, Delayed Draw Term Loan (c) 0.750%    2/20/05          B1         B+             20,170
        8,636   Venetian Casino Resort, LLC, Term Loan B                4.900%    6/15/11          B1         B+          8,789,301
       11,229   Wyndham International, Inc., Term Loan I                7.188%    6/30/06         N/R        N/R         11,296,875
       11,067   Wyndham International, Inc., Term Loan II               8.188%    4/01/06         N/R        N/R         11,127,634
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         79,614,569
-----------------------------------------------------------------------------------------------------------------------------------


                HOUSEHOLD DURABLES - 2.8% (1.7% OF TOTAL ASSETS)

       18,242   Sealy Mattress Company, Term Loan C                     4.535%    8/06/12          B2         B+         18,515,855
-----------------------------------------------------------------------------------------------------------------------------------


                HOUSEHOLD PRODUCTS - 1.5% (0.9% OF TOTAL ASSETS)

       10,051   Prestige Brands, Inc., Term Loan B                      5.339%    4/06/11          B1          B         10,157,996
-----------------------------------------------------------------------------------------------------------------------------------


                INSURANCE - 4.1% (2.5% OF TOTAL ASSETS)

       26,880   Conseco, Inc., Term Loan                                6.078%    6/22/10          B2        BB-         27,451,200
-----------------------------------------------------------------------------------------------------------------------------------


                LEISURE EQUIPMENT & PRODUCTS - 0.4% (0.2% OF TOTAL ASSETS)

        2,443   Alliance Gaming Corporation, Term Loan B                4.900%    9/05/09         Ba3        BB-          2,459,383
-----------------------------------------------------------------------------------------------------------------------------------


                MACHINERY - 1.0% (0.6% OF TOTAL ASSETS)

        2,637   Dresser-Rand Group Inc., Term Loan                      4.560%   10/10/10          B1         B+          2,678,423
        2,238   Terex Corporation, Term Loan B                          4.425%    7/03/09          B1        BB-          2,264,932
        1,816   Terex Corporation, Incremental Term Loan C              4.967%   12/31/09          B1        BB-          1,838,345
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,781,700
-----------------------------------------------------------------------------------------------------------------------------------


                MARINE - 1.8% (1.1% OF TOTAL ASSETS)

        4,693   American Commercial Lines LLC, Term Loan A              6.553%    1/13/10         N/R        N/R          4,719,684
        2,374   American Commercial Lines LLC, Term Loan B             13.000%    1/13/10         N/R        N/R          2,391,955
        4,975   Horizon Lines, LLC, Term Loan                           5.390%    7/11/11          B2          B          5,037,188
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         12,148,827
-----------------------------------------------------------------------------------------------------------------------------------


                MEDIA - 30.8% (18.4% OF TOTAL ASSETS)

        5,000   Advertising Directory Solutions Inc., Term Loan B       4.480%   11/09/11          B1        BB-          5,050,000
        1,939   American Media Operations, Inc., Term Loan C            5.313%    4/01/07         Ba3         B+          1,971,221
       17,000   Century Cable Holdings, LLC, Discretionary Term Loan (a)7.250%   12/31/09         N/R        N/R         16,895,527
        7,000   Century Cable Holdings, LLC, Revolver (a)               6.250%   10/25/10         N/R        N/R          6,910,313
        2,000   Century Cable Holdings, LLC, Term Loan (a)              7.250%    6/30/09         N/R        N/R          1,988,750
        9,950   Charter Communications Operating, LLC, Term Loan B      5.980%    4/07/11          B2          B          9,932,234
        1,697   Dex Media East, LLC, Term Loan A                        4.283%   11/08/08         Ba2        BB-          1,716,669
        4,551   Dex Media East, LLC, Term Loan B                        4.142%   11/10/08         Ba2        BB-          4,610,670
        3,660   Dex Media West, LLC, Term Loan A                        4.597%    9/09/09         Ba2        BB-          3,706,494
        9,905   Dex Media West, LLC, Term Loan B                        4.370%    3/09/10         Ba2        BB-         10,041,349
       19,000   Emmis Operating Company, Term Loan                      4.170%   11/10/11         Ba2         B+         19,222,984
       24,938   Loews Cineplex Entertainment Corporation, Term Loan B   4.636%    6/30/11          B1          B         25,305,727
       21,945   Metro-Goldwyn-Mayer Studios, Inc., Term Loan B          5.060%    4/26/11         N/R        N/R         22,002,606
       19,849   Panamsat Corporation, Term Loan B                       5.250%    8/20/11          B1        BB+         20,025,938
        4,370   R.H. Donnelley Inc., Tranche D                          4.275%    6/30/11         Ba3        N/R          4,419,631
        5,000   Rainbow Media Holdings LLC, Term Loan                   5.190%    3/31/12         Ba2        N/R          5,078,125
       26,657   Regal Cinemas Corporation, Term Loan                    4.560%   11/10/10         Ba3        BB-         27,001,380
       20,847   WMG Acquisition Corp., Term Loan                        5.209%    2/27/11          B1         B+         21,131,949
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        207,011,567
-----------------------------------------------------------------------------------------------------------------------------------


                                       20

                                                                      WEIGHTED                     RATINGS**
    PRINCIPAL                                                          AVERAGE     STATED     ------------------             MARKET
 AMOUNT (000)   DESCRIPTION(1)                                          COUPON  MATURITY*     MOODY'S        S&P              VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                METALS & MINING - 3.2% (1.9% OF TOTAL ASSETS)

$       7,433   Amsted Industries Incorporated, Term Loan B             5.432%   10/15/10          B1        BB-      $   7,570,008
       13,516   Foundation PA Coal Company, Term Loan B                 4.040%    7/30/11         Ba3        BB-         13,723,765
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         21,293,773
-----------------------------------------------------------------------------------------------------------------------------------


                MULTI-UTILITIES & UNREGULATED POWER - 2.4% (1.4% OF TOTAL ASSETS)

        2,188   NRG Energy, Inc., Credit-Linked Deposit                 4.425%   12/24/11         Ba3         BB          2,195,703
        2,813   NRG Energy, Inc., Term Loan                             4.515%   12/20/11         Ba3         BB          2,830,781
       11,000   Reliant Energy, Inc., Term Loan                         5.054%    4/30/10          B1         B+         11,087,406
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         16,113,890
-----------------------------------------------------------------------------------------------------------------------------------


                PAPER & FOREST PRODUCTS - 2.9% (1.7% OF TOTAL ASSETS)

       14,211   Boise Cascade Holdings, LLC, Term Loan B                4.844%   10/29/11         Ba3         BB         14,414,919
        5,027   Boise Cascade Holdings, LLC, Term Loan C                4.844%   10/28/10         Ba3         BB          5,039,395
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         19,454,314
-----------------------------------------------------------------------------------------------------------------------------------


                REAL ESTATE - 7.1% (4.2% OF TOTAL ASSETS)

       28,000   General Growth Properties, Inc., Term Loan B            4.640%   11/12/08         Ba2        BB+         28,224,588
       17,000   LNR Property Corp., Term Loan (b)                          TBD    2/03/08          B2         B+         17,100,938
        2,000   LNR Property Corp., Term Loan B (b)                        TBD    2/03/08          B2         B+          2,001,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         47,326,776
-----------------------------------------------------------------------------------------------------------------------------------


                ROAD & RAIL - 2.6% (1.6% OF TOTAL ASSETS)

       17,317   Laidlaw Inc., Term Loan B-1                             6.330%    6/19/09         Ba3        BB+         17,400,417
-----------------------------------------------------------------------------------------------------------------------------------


                TEXTILES & APPAREL - 0.8% (0.5% OF TOTAL ASSETS)

        5,000   Jostens IH Corp., Term Loan C                           4.809%    7/29/10          B1         B+          5,056,697
-----------------------------------------------------------------------------------------------------------------------------------


                TRADING COMPANIES & DISTRIBUTORS - 0.5% (0.3% OF TOTAL ASSETS)

        3,000   Ashtead Group Public Limited Company, Term Loan         4.813%   11/12/09          B1        BB-          3,046,875
-----------------------------------------------------------------------------------------------------------------------------------
                Total Variable Rate Senior Loan Interests (cost $851,020,090)                                           858,220,487
                -------------------------------------------------------------------------------------------------------------------

                                                                                                   RATINGS**
    PRINCIPAL                                                                      STATED     ------------------             MARKET
 AMOUNT (000)   DESCRIPTION(1)                                          COUPON   MATURITY     MOODY'S        S&P              VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                CORPORATE BONDS - 19.6% (11.8% OF TOTAL ASSETS)

                COMMERCIAL SERVICES & SUPPLIES - 0.8% (0.5% OF TOTAL ASSETS)

        5,000   Allied Waste North America, Inc., Series B,             7.625%    1/01/06          B2        BB-          5,137,500
-----------------------------------------------------------------------------------------------------------------------------------


                CONTAINERS & PACKAGING - 0.6% (0.3% OF TOTAL ASSETS)

        3,795   Smurfit Capital Funding Corporation                     6.750%   11/20/05          B1        BB-          3,889,875
-----------------------------------------------------------------------------------------------------------------------------------


                FOOD PRODUCTS - 2.1% (1.3% OF TOTAL ASSETS)

        1,000   Dean Foods Company                                      6.750%    6/15/05         Ba2        BB-          1,012,500
        5,000   Del Monte Corporation, Series B                         9.250%    5/15/11          B2          B          5,575,000
        2,000   Dole Foods Co.                                          8.625%    5/01/09          B2         B+          2,202,500
        5,000   Dole Foods Co.                                          8.875%    3/15/11          B2         B+          5,393,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         14,183,750
-----------------------------------------------------------------------------------------------------------------------------------


                HOTELS, RESTAURANTS & LEISURE - 6.6% (4.0% OF TOTAL ASSETS)

        9,505   Aztar Corporation                                       9.000%    8/15/11         Ba3         B+         10,479,263
       11,330   Harrahs Entertainment                                   7.875%   12/15/05         Ba1        BB+         11,754,875
        2,000   MGM Grand                                               7.250%   10/15/06         Ba1        BB+          2,100,000
        5,425   MGM Mirage                                              9.750%    6/01/07         Ba2        BB-          6,048,875
        2,000   Park Place Entertainment                                7.875%   12/15/05         Ba2        BB-          2,072,500
        2,000   Park Place Entertainment                                8.500%   11/15/06         Ba1        BB+          2,160,000


                                       21


                        Nuveen Floating Rate Income Fund (JFR) (continued)
                             Portfolio of INVESTMENTS January 31, 2005 (Unaudited)
                                                                                                   RATINGS**
    PRINCIPAL                                                                      STATED     ------------------             MARKET
 AMOUNT (000)   DESCRIPTION(1)                                          COUPON   MATURITY     MOODY'S        S&P              VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                HOTELS, RESTAURANTS & LEISURE (continued)

$       9,000   Park Place Entertainment                                9.375%    2/15/07         Ba2        BB-      $   9,866,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         44,481,763
-----------------------------------------------------------------------------------------------------------------------------------


                HOUSEHOLD DURABLES - 4.4% (2.6% OF TOTAL ASSETS)

        5,000   Beazer Homes USA                                        8.375%    4/15/12         Ba1         BB          5,512,500
        4,000   D.R. Horton, Inc.                                       9.375%    7/15/09         Ba1        BB+          4,310,000
        2,000   K. Hovnanian Enterprises                               10.500%   10/01/07         Ba2         BB          2,290,000
        8,000   K. Hovnanian Enterprises                                8.000%    4/01/12         Ba2         BB          8,820,000
        5,000   KB Home                                                 7.750%    2/01/10         Ba2        BB-          5,464,405
        3,000   Standard Pacific Corporation                            9.500%    9/15/10         Ba2         BB          3,247,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         29,644,405
-----------------------------------------------------------------------------------------------------------------------------------


                MACHINERY - 2.1% (1.3% OF TOTAL ASSETS)

       13,400   Navistar International, Series B                        9.375%    6/01/06         Ba3        BB-         14,287,750
-----------------------------------------------------------------------------------------------------------------------------------


                MEDIA - 0.8% (0.5% OF TOTAL ASSETS)

        5,000   Cablevision Systems Corp, Floating Rate Note,           9.875%    4/01/09          B3         B+          5,450,000
                 4.500% plus six-month LIBOR
-----------------------------------------------------------------------------------------------------------------------------------


                OIL & GAS - 0.6% (0.4% OF TOTAL ASSETS)

        4,000   Tesoro Petroleum Corporation                            8.000%    4/15/08         Ba2       BBB-          4,320,000
-----------------------------------------------------------------------------------------------------------------------------------


                PAPER & FOREST PRODUCTS - 1.6% (0.9% OF TOTAL ASSETS)

        5,000   Georgia Pacific                                         8.125%    5/15/11         Ba3        BB+          5,775,000
        4,000   Georgia Pacific                                         9.375%    2/01/13         Ba2        BB+          4,625,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         10,400,000
-----------------------------------------------------------------------------------------------------------------------------------
                Total Corporate Bonds (cost $130,707,561)                                                               131,795,043
                -------------------------------------------------------------------------------------------------------------------

                                                                                                                             MARKET
 SHARES (000)   DESCRIPTION(1)                                                                                                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                WARRANTS  - 0.0% (0.0% OF TOTAL ASSETS)

                MULTI-UTILITIES & UNREGULATED POWER - 0.0% (0.0% OF TOTAL ASSETS)

           36   Reliant Energy, Inc. (e)                                                                                    299,813
-----------------------------------------------------------------------------------------------------------------------------------
                Total Warrants (cost $257,912)                                                                              299,813
                -------------------------------------------------------------------------------------------------------------------

                                                                                                   RATINGS**
    PRINCIPAL                                                                      STATED     ------------------             MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                   MATURITY     MOODY'S        S&P              VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                HIGH-GRADE SHORT-TERM INVESTMENTS - 16.6% (10.0% OF TOTAL ASSETS)


                U.S. TREASURY BILLS - 0.4% (0.3% OF TOTAL ASSETS)

        3,000   U.S. Treasury Bill, 2.420%                                        4/28/05         Aaa        AAA          2,985,344
-----------------------------------------------------------------------------------------------------------------------------------


                                       22

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                EURO DOLLAR TIME DEPOSITS - 16.2% (9.7% OF TOTAL ASSETS)

$     108,815   State Street Bank, 2.350%, 2/01/05                                                                     $108,815,257
-----------------------------------------------------------------------------------------------------------------------------------
                Total High-Grade Short-Term Investments (cost $111,800,601)                                             111,800,601
                -------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $1,093,786,164) - 164.4% (98.4% of total assets)                              1,102,115,944
                -------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (4.7%)                                                                  (31,540,029)
                -------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (59.7%)                                                       (400,000,000)
                -------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $670,575,915
                ===================================================================================================================

SELECT AGGREGATE MARKET INDEX ("SAMI")

The Fund held the following SAMIs at January 31, 2005:
                                                                           NOTIONAL                      TERMINATION     UNREALIZED
COUNTERPARTY                                                                 AMOUNT      FIXED RATE             DATE   APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston                                              $ 5,400,000          2.300%          3/20/09       $ 74,436
Credit Suisse First Boston                                               10,000,000          2.150%         12/20/09        105,504
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $179,940
====================================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.

                         Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

                    * Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. The Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

                    ** Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

                    (a) At or subsequent to January 31, 2005, this issue was under the protection of the federal bankruptcy court.

                    (b)  Purchased on a when-issued or delayed delivery basis.

                    (c) Position represents an unfunded loan commitment outstanding at January 31, 2005.

                    (d) Portion of position represents an unfunded loan commitment outstanding at Januray 31, 2005.

                    (e) Investment valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees.

                    TBD Senior Loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, the borrower or counterparty will provide the Fund with the weighted average coupon rate and, if still unknown, the maturity date.

                   (PIK) In lieu of cash payment, interest accrued on "Payment in Kind" investment increases principal outstanding.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Floating Rate Income Opportunity Fund (JRO)
                        Portfolio of
                                INVESTMENTS January 31, 2005 (Unaudited)
                                                                      WEIGHTED                     RATINGS**
    PRINCIPAL                                                          AVERAGE     STATED     ------------------            MARKET
 AMOUNT (000)   DESCRIPTION(1)                                          COUPON  MATURITY*     MOODY'S        S&P             VALUE
----------------------------------------------------------------------------------------------------------------------------------

                VARIABLE RATE SENIOR LOAN INTERESTS(2) - 128.8% (73.2% OF TOTAL ASSETS)


                AEROSPACE & DEFENSE - 2.5% (1.4% OF TOTAL ASSETS)

$       9,750   K & F Industries, Inc., Term Loan B                     5.090%   11/18/12          B2         B+      $  9,918,597
----------------------------------------------------------------------------------------------------------------------------------


                AIRLINES - 2.8% (1.6% OF TOTAL ASSETS)

       11,000   United Air Lines, Inc., DIP Term Loan (Tranche B)       8.000%    9/30/05         N/R        N/R        11,103,125
----------------------------------------------------------------------------------------------------------------------------------


                AUTO COMPONENTS - 6.8% (3.8% OF TOTAL ASSETS)

        4,000   Accuride Corporation, Term Loan (b)                        TBD    1/31/10          B2         B+         4,041,666
        3,000   Affinia Group Inc., Term Loan                           5.440%   11/30/10          B2        BB-         3,051,000
        5,499   Federal-Mogul Corporation, Revolver (a)(e)              4.033%    2/05/05         N/R        N/R         4,938,116
       15,000   Federal-Mogul Corporation, Term Loan (b)                   TBD        TBD          B1        N/R        15,089,063
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        27,119,845
----------------------------------------------------------------------------------------------------------------------------------


                BEVERAGES - 1.4% (0.8% OF TOTAL ASSETS)

        5,640   Dr. Pepper/Seven UP Bottling Group, Inc., Term Loan B   4.474%   12/19/10          B1        N/R         5,735,494
----------------------------------------------------------------------------------------------------------------------------------


                BUILDING PRODUCTS - 2.5% (1.4% OF TOTAL ASSETS)

        9,975   Nortek, Inc., Term Loan B                               4.767%    8/27/11          B1         B+        10,151,642
----------------------------------------------------------------------------------------------------------------------------------


                CHEMICALS - 8.3% (4.8% OF TOTAL ASSETS)

        5,500   Celanese Holdings LLC, Term Loan C (b)                     TBD    4/06/11         N/R        N/R         5,603,125
        1,844   Headwaters Incorporated, Term Loan B                    5.884%    4/30/11          B1         B+         1,870,254
       10,000   Huntsman International LLC, Term Loan                   6.050%    3/31/10          B2          B        10,177,500
        5,742   Huntsman International LLC, Term Loan B-1               5.000%   12/31/10          B2          B         5,832,320
       10,000   Rockwood Specialties Group, Inc., Tranche D             4.950%    7/30/12         N/R         B+        10,124,110
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        33,607,309
----------------------------------------------------------------------------------------------------------------------------------


                COMMERCIAL SERVICES & SUPPLIES - 4.9% (2.8% OF TOTAL ASSETS)

        5,748   Allied Waste North America, Inc., Term Loan B           5.125%    1/15/10          B1         BB         5,839,966
        8,787   Allied Waste North America, Inc., Term Loan C           5.264%    1/15/10          B1         BB         8,927,617
        4,982   National Equipment Services, Inc., Term Loan            8.354%    8/17/10          B3          B         5,066,561
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        19,834,144
----------------------------------------------------------------------------------------------------------------------------------


                CONSTRUCTION & ENGINEERING - 0.4% (0.2% OF TOTAL ASSETS)

        1,569   Anthony Crane Rental, L.P., Term Loan (a)               8.500%    7/23/04         N/R        N/R         1,434,363
----------------------------------------------------------------------------------------------------------------------------------


                CONTAINERS & PACKAGING - 5.6% (3.2% OF TOTAL ASSETS)

       13,000   Graham Packaging Company, L.P., Term Loan B             5.091%   10/07/11          B2          B        13,193,837
        2,000   Graham Packaging Company, L.P., Term Loan C             6.813%    3/15/12          B3       CCC+         2,056,750
          611   Smurfit-Stone Container Corporation,                    4.490%   11/01/11         Ba3        BB-           621,244
                 Deposit-Funded Commitment
        4,885   Smurfit-Stone Container Corporation, Term Loan B        4.565%   11/01/11         Ba3        BB-         4,963,026
        1,503   Smurfit-Stone Container Corporation, Term Loan C        4.438%   11/01/11         Ba3        BB-         1,527,414
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        22,362,271
----------------------------------------------------------------------------------------------------------------------------------


                DIVERSIFIED TELECOMMUNICATION SERVICES - 5.2% (3.0% OF TOTAL ASSETS)

        2,000   Intelsat, Ltd., Term Loan B (b)                            TBD    7/06/11         N/R        BB+         2,027,917
        9,500   Iowa Telecommunications Services, Inc., Term Loan B     4.591%   11/23/11         Ba3        BB-         9,606,875
        8,000   Qwest Corporation, Term Loan A                          7.390%    6/30/07         Ba3        BB-         8,353,572
          998   Valor Telecommunications Enterprises, LLC, Term Loan B  6.031%   11/12/11         Ba3         B+         1,003,007
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        20,991,371
----------------------------------------------------------------------------------------------------------------------------------


                                       24

                                                                      WEIGHTED                     RATINGS**
    PRINCIPAL                                                          AVERAGE     STATED     ------------------            MARKET
 AMOUNT (000)   DESCRIPTION(1)                                          COUPON  MATURITY*     MOODY'S        S&P             VALUE
----------------------------------------------------------------------------------------------------------------------------------
                ELECTRIC UTILITIES - 5.8% (3.3% OF TOTAL ASSETS)

$       7,290   Allegheny Energy Supply Company, LLC, Term Loan         4.797%    3/08/11          B1         B+      $  7,435,004
        6,000   Calpine Construction Finance Company, L.P., Term Loan B 8.578%    8/31/09         N/R         B+         6,453,750
        2,000   Murray Energy Corporation, Term Loan C (b)                 TBD    1/28/11         N/R        N/R         2,110,000
        2,923   Texas Genco LLC, Delayed Term Loan (d)                  1.250%   12/14/11         Ba2         BB            38,770
        7,077   Texas Genco LLC, Term Loan                              4.480%   12/14/11         Ba2         BB         7,174,231
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        23,211,755
----------------------------------------------------------------------------------------------------------------------------------


                FOOD & STAPLES RETAILING - 2.3% (1.3% OF TOTAL ASSETS)

        8,978   The Jean Coutu Group Inc., Term Loan B                  5.000%    7/30/11          B1         BB         9,120,579
----------------------------------------------------------------------------------------------------------------------------------


                FOOD PRODUCTS - 1.7% (0.9% OF TOTAL ASSETS)

        6,500   Dole Holding Company, LLC, Term Loan                    8.000%    7/22/10          B3          B         6,676,719
----------------------------------------------------------------------------------------------------------------------------------


                GAS UTILITIES - 4.3% (2.4% OF TOTAL ASSETS)

        5,625   El Paso Corporation, Deposit-Funded Commitment          2.400%   11/23/09          B3         B-         5,679,053
        9,338   El Paso Corporation, Term Loan                          5.188%   11/23/09          B3         B-         9,444,489
        2,000   Regency Gas Services LLC, Term Loan C                   8.780%   12/01/10          B3         B-         2,045,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        17,168,542
----------------------------------------------------------------------------------------------------------------------------------


                HEALTHCARE EQUIPMENT & SUPPLIES - 2.5% (1.4% OF TOTAL ASSETS)

        6,000   Cooper Companies, Inc., Term Loan B                     4.188%   10/20/11         Ba3         BB         6,086,250
        4,071   Kinetic Concepts, Inc., Term Loan B-2                   4.310%    8/11/10          B1        BB-         4,104,996
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10,191,246
----------------------------------------------------------------------------------------------------------------------------------


                HEALTHCARE PROVIDERS & SERVICES - 8.1% (4.7% OF TOTAL ASSETS)

        6,515   Alderwoods Group, Inc., Term Loan B-2                   4.321%    9/29/08          B1        BB-         6,616,399
        7,312   Community Health Systems, Inc., Term Loan               4.150%    8/19/11         Ba3        BB-         7,378,156
        5,473   IASIS Healthcare LLC, Term Loan B                       4.810%    6/22/11          B1         B+         5,558,008
        3,000   Vanguard Health Holding Company, LLC, Initial           2.706%    9/23/11          B2          B         1,235,625
                 Sub Tranche 2 Term Loan (e)
       11,970   Vanguard Health Holding Company, LLC, Term Loan B       5.790%    9/23/11          B2          B        12,198,178
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        32,986,366
----------------------------------------------------------------------------------------------------------------------------------


                HOTELS, RESTAURANTS & LEISURE - 6.1% (3.5% OF TOTAL ASSETS)

        2,995   24 Hour Fitness Worldwide, Inc., Term Loan B            6.250%    7/01/09          B1          B         3,034,189
        5,000   OpBiz, LLC, Term Loan A                                 5.560%    8/31/10         N/R         B-         4,950,000
        1,023   Venetian Casino Resort, LLC, Delayed Draw Term Loan (d) 0.750%    2/20/05          B1         B+            15,128
        6,477   Venetian Casino Resort, LLC, Term Loan B                4.900%    6/15/11          B1         B+         6,591,976
       10,008   Wyndham International, Inc., Term Loan I                7.188%    6/30/06         N/R        N/R        10,068,120
        4,000   Wyndham International, Inc., Revolving Credit III (d)   1.926%    6/30/06         N/R        N/R           (19,500)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        24,639,913
----------------------------------------------------------------------------------------------------------------------------------


                HOUSEHOLD DURABLES - 4.0% (2.2% OF TOTAL ASSETS)

        8,000   Jarden Corporation, Term Loan (b)                          TBD    1/24/12         N/R         B+         8,082,860
        7,671   Sealy Mattress Company, Term Loan C                     4.535%    8/06/12          B2         B+         7,786,297
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        15,869,157
----------------------------------------------------------------------------------------------------------------------------------


                HOUSEHOLD PRODUCTS - 2.5% (1.4% OF TOTAL ASSETS)

        9,950   Prestige Brands, Inc., Term Loan B                      5.294%    4/06/11          B1          B        10,055,592
----------------------------------------------------------------------------------------------------------------------------------


                INSURANCE - 2.2% (1.2% OF TOTAL ASSETS)

        8,640   Conseco, Inc., Term Loan                                6.078%    6/22/10          B2        BB-         8,823,600
----------------------------------------------------------------------------------------------------------------------------------


                MACHINERY - 1.9% (1.1% OF TOTAL ASSETS)

        7,470   Dresser-Rand Group Inc., Term Loan                      4.560%   10/10/10          B1         B+         7,588,866
----------------------------------------------------------------------------------------------------------------------------------


                                       25


                        Nuveen Floating Rate Income Opportunity Fund (JRO) (continued)
                             Portfolio of INVESTMENTS January 31, 2005 (Unaudited)
                                                                      WEIGHTED                     RATINGS**
    PRINCIPAL                                                          AVERAGE     STATED     ------------------            MARKET
 AMOUNT (000)   DESCRIPTION(1)                                          COUPON  MATURITY*     MOODY'S        S&P             VALUE
----------------------------------------------------------------------------------------------------------------------------------
                MARINE - 0.8% (0.4% OF TOTAL ASSETS)

$       2,078   American Commercial Lines LLC, Term Loan A              6.553%    1/13/10         N/R        N/R      $  2,090,154
          932   American Commercial Lines LLC, Term Loan B             13.000%    1/13/10         N/R        N/R           939,342
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,029,496
----------------------------------------------------------------------------------------------------------------------------------


                MEDIA - 22.4% (12.9% OF TOTAL ASSETS)

       16,500   Advertising Directory Solutions Inc., Term Loan B       4.480%   11/09/11          B1        BB-        16,665,000
       11,000   Alliance Atlantis Communications Inc., Term Loan        4.294%   12/20/11         Ba2         BB        11,137,500
        7,500   Century Cable Holdings, LLC, Discretionary Term Loan (a)(c)7.250%12/31/09         N/R        N/R         7,453,909
        9,000   Century Cable Holdings, LLC, Revolver (a)(c)            6.250%   10/25/10         N/R        N/R         8,884,688
        1,995   Charter Communications Operating, LLC, Term Loan B      5.980%    4/07/11          B2          B         1,991,425
        9,975   Loews Cineplex Entertainment Corporation, Term Loan B   4.636%    6/30/11          B1          B        10,122,291
       10,917   Panamsat Corporation, Term Loan B                       5.250%    8/20/11          B1        BB+        11,014,266
        8,740   R.H. Donnelley Inc., Tranche D                          4.275%    6/30/11         Ba3        N/R         8,839,263
        5,000   Rainbow Media Holdings LLC, Term Loan                   5.190%    3/31/12         Ba2        N/R         5,078,125
        3,980   Regal Cinemas Corporation, Term Loan                    4.560%   11/10/10         Ba3        BB-         4,031,357
        4,967   WMG Acquisition Corp., Term Loan                        5.209%    2/27/11          B1         B+         5,035,246
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        90,253,070
----------------------------------------------------------------------------------------------------------------------------------


                METALS & MINING - 1.7% (1.0% OF TOTAL ASSETS)

        6,806   Amsted Industries Incorporated, Term Loan B             5.432%   10/15/10          B1        BB-         6,931,248
----------------------------------------------------------------------------------------------------------------------------------


                MULTI-UTILITIES & UNREGULATED POWER - 2.3% (1.3% OF TOTAL ASSETS)

          875   NRG Energy, Inc., Credit-Linked Deposit                 4.425%   12/24/11         Ba3         BB           878,281
        1,125   NRG Energy, Inc., Term Loan                             4.515%   12/20/11         Ba3         BB         1,132,313
        7,000   Reliant Energy, Inc., Term Loan                         5.054%    4/30/10          B1         B+         7,055,622
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,066,216
----------------------------------------------------------------------------------------------------------------------------------


                OIL & GAS - 1.3% (0.7% OF TOTAL ASSETS)

        5,000   Celero Energy, LP, Term Loan                            8.904%   10/01/10         N/R        N/R         5,059,375
----------------------------------------------------------------------------------------------------------------------------------


                PAPER & FOREST PRODUCTS - 3.8% (2.1% OF TOTAL ASSETS)

       11,500   Boise Cascade Holdings, LLC, Term Loan B                4.844%   10/29/11         Ba3         BB        11,664,715
        3,500   Boise Cascade Holdings, LLC, Term Loan C                4.844%   10/28/10         Ba3         BB         3,508,353
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        15,173,068
----------------------------------------------------------------------------------------------------------------------------------


                REAL ESTATE - 9.2% (5.3% OF TOTAL ASSETS)

        2,182   Crescent Real Estate Funding XII, L.P., Term Loan       4.640%    3/20/06         N/R        N/R         2,202,890
       22,000   General Growth Properties, Inc., Term Loan B            4.640%   11/12/08         Ba2        BB+        22,176,462
       13,000   LNR Property Corporation, Term Loan (b)                    TBD    2/03/08          B2         B+        13,077,188
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        37,456,540
----------------------------------------------------------------------------------------------------------------------------------


                TEXTILES & APPAREL - 3.7% (2.1% OF TOTAL ASSETS)

       14,500   Jostens IH Corp., Term Loan C                           4.810%    7/29/10          B1         B+        14,664,423
----------------------------------------------------------------------------------------------------------------------------------


                TRADING COMPANIES & DISTRIBUTORS - 1.8% (1.0% OF TOTAL ASSETS)

        6,970   Ashtead Group Public Limited Company, Term Loan         4.813%   11/12/09          B1        BB-         7,078,906
----------------------------------------------------------------------------------------------------------------------------------
                Total Variable Rate Senior Loan Interests (cost $513,462,150)                                          517,302,838
                ------------------------------------------------------------------------------------------------------------------


                                       26

                                                                                                   RATINGS**
    PRINCIPAL                                                                      STATED     ------------------            MARKET
 AMOUNT (000)   DESCRIPTION(1)                                          COUPON   MATURITY     MOODY'S        S&P             VALUE
----------------------------------------------------------------------------------------------------------------------------------

                CORPORATE BONDS - 26.3% (14.9% OF TOTAL ASSETS)

                DIVERSIFIED TELECOMMUNICATION SERVICES - 3.3% (1.9% OF TOTAL ASSETS)

$       8,000   Qwest Corporation                                       6.625%    9/15/05         Ba3        BB-      $  8,120,000
        5,000   Qwest Corporation                                       6.125%   11/15/05         Ba3        BB-         5,075,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        13,195,000
----------------------------------------------------------------------------------------------------------------------------------


                FOOD & STAPLES RETAILING - 2.6% (1.5% OF TOTAL ASSETS)

       10,000   Stater Brothers Holdings, Floating Rate Note, 3.500%,   5.990%    6/15/10          B1        BB-        10,350,000
                 plus three-month LIBOR
----------------------------------------------------------------------------------------------------------------------------------


                HOTELS, RESTAURANTS & LEISURE - 6.8% (3.8% OF TOTAL ASSETS)

        2,750   Harrahs Entertainment                                   7.875%   12/15/05         Ba1        BB+         2,853,125
        8,315   MGM Grand                                               7.250%   10/15/06         Ba1        BB+         8,730,750
        3,785   MGM Mirage                                              9.750%    6/01/07         Ba2        BB-         4,220,275
        6,765   Park Place Entertainment                                7.875%   12/15/05         Ba2        BB-         7,010,231
        4,440   Park Place Entertainment                                8.500%   11/15/06         Ba1        BB+         4,795,200
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        27,609,581
----------------------------------------------------------------------------------------------------------------------------------


                HOUSEHOLD DURABLES - 0.3% (0.2% OF TOTAL ASSETS)

        1,000   D.R. Horton, Inc.                                       9.375%    7/15/09         Ba1        BB+         1,077,500
----------------------------------------------------------------------------------------------------------------------------------


                MACHINERY - 3.5% (2.0% OF TOTAL ASSETS)

       13,167   Navistar International, Series B                        9.375%    6/01/06         Ba3        BB-        14,039,314
----------------------------------------------------------------------------------------------------------------------------------


                MEDIA - 6.7% (3.7% OF TOTAL ASSETS)

       18,000   Cablevision Systems Corp, Floating Rate Note, 4.500%,   6.669%    4/01/09          B3         B+        19,620,000
                 plus six-month LIBOR

        7,000   WMG Acquisition Corp., Floating Rate Note, 4.375%       6.905%   12/15/11        Caa2         B-         7,105,000
                 plus three-month LIBOR, 144A
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        26,725,000
----------------------------------------------------------------------------------------------------------------------------------


                OIL & GAS - 3.1% (1.8% OF TOTAL ASSETS)

       11,620   Tesoro Petroleum Corporation                            8.000%    4/15/08         Ba2       BBB-        12,549,600
----------------------------------------------------------------------------------------------------------------------------------
                Total Corporate Bonds (cost $104,688,736)                                                              105,545,995
                ------------------------------------------------------------------------------------------------------------------

                                                                                                                            MARKET
 SHARES (000)   DESCRIPTION(1)                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------------------------

                WARRANTS - 0.1% (0.0% OF TOTAL ASSETS)

                MULTI-UTILITIES & UNREGULATED POWER - 0.1% (0.0% OF TOTAL ASSETS)

           26   Reliant Energy, Inc. (f)                                                                                   214,682
----------------------------------------------------------------------------------------------------------------------------------
                Total Warrants (cost $184,678)                                                                             214,682
                ------------------------------------------------------------------------------------------------------------------


                                       27


                        Nuveen Floating Rate Income Opportunity Fund (JRO) (continued)
                             Portfolio of INVESTMENTS January 31, 2005 (Unaudited)
    PRINCIPAL                                                                                                               MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------------------------

                HIGH-GRADE SHORT-TERM INVESTMENTS - 18.1% (10.3% OF TOTAL ASSETS)

$      72,490   State Street Bank Euro Dollar Time Deposit, 2.350%, 2/01/05                                          $  72,490,397
----------------------------------------------------------------------------------------------------------------------------------
                Total High-Grade Short-Term Investments - (cost $72,490,397)                                            72,490,397
                ------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $690,825,961) - 173.3% (98.4% of total assets)                                 695,553,912
                ------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (13.5%)                                                                (54,208,530)
                ------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (59.8%)                                                      (240,000,000)
                ------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $ 401,345,382
                ==================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.

                         Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

                    * Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. The Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

                    ** Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

                    (a) At or subsequent to January 31, 2005, this issue was under the protection of the federal bankruptcy court.

                    (b)  Purchased on a when-issued or delayed delivery basis.

                    (c) Portion purchased on a when-issued or delayed delivery basis.

                    (d) Position represents an unfunded loan commitment outstanding at January 31, 2005.

                    (e) Portion of position represents an unfunded loan commitment outstanding at Januray 31, 2005.

                    (f) Investment valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees.

                    144A 144A securities are those which are exempt from
                         registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

                    TBD Senior Loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, the borrower or counterparty will provide the Fund with the weighted average coupon rate and, if still unknown, the maturity date.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES January 31, 2005 (Unaudited)
                                                                                                                      FLOATING RATE
                                                                                     SENIOR        FLOATING RATE             INCOME
                                                                                     INCOME               INCOME        OPPORTUNITY
                                                                                      (NSL)                (JFR)              (JRO)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $388,932,480, $984,970,907
   and $618,335,564, respectively)                                             $385,079,913       $  993,300,687       $623,063,515
High-grade short-term investments (at cost, which approximates
   market value, respectively)                                                   33,474,503          108,815,257         72,490,397
SAMI, net unrealized appreciation                                                        --              179,940                 --
Receivables:
   Interest                                                                       2,438,873            6,976,882          3,992,788
   Investments sold                                                              12,503,701           10,705,695          7,463,094
Other assets                                                                         73,831              151,207             10,825
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                              433,570,821        1,120,129,668        707,020,619
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Borrowings payable                                                              103,000,000                   --                 --
Payable for investments purchased                                                28,053,592           48,606,250         65,110,048
Accrued expenses:
   Management fees                                                                  169,145              461,385            292,406
   Organization and offering costs                                                       --               88,802             73,957
   Other                                                                            394,259              280,282            135,594
Preferred share dividends payable                                                    73,354              117,034             63,232
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                         131,690,350           49,553,753         65,675,237
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                           46,000,000          400,000,000        240,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                         $255,880,471       $  670,575,915       $401,345,382
====================================================================================================================================
Common shares outstanding                                                        29,791,651           47,232,702         28,383,565
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable
   to Common shares, divided by Common shares outstanding)                     $       8.59       $        14.20       $      14.14
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                        $    297,917       $      472,327       $    283,836
Paid-in surplus                                                                 282,962,770          666,333,137        400,285,279
Undistributed (Over-distribution of) net investment income                        5,658,598           (3,911,952)        (4,630,283)
Accumulated net realized gain (loss) from investments and SAMIs                 (29,186,247)            (827,317)           678,599
Net unrealized appreciation (depreciation) of investments and SAMIs              (3,852,567)           8,509,720          4,727,951
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                         $255,880,471       $  670,575,915       $401,345,382
====================================================================================================================================
Authorized shares:
   Common                                                                         Unlimited            Unlimited          Unlimited
   Preferred                                                                      Unlimited            Unlimited          Unlimited
====================================================================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                              OPERATIONS Six Months Ended January 31, 2005 (Unaudited)
                                                                                                                      FLOATING RATE
                                                                                     SENIOR        FLOATING RATE             INCOME
                                                                                     INCOME               INCOME        OPPORTUNITY
                                                                                      (NSL)                (JFR)              (JRO)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                        $13,319,327          $25,131,283        $ 9,130,774
Fees                                                                                499,024            1,919,679            803,835
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                          13,818,351           27,050,962          9,934,609
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                   1,712,154            4,458,552          2,401,148
Preferred shares - auction fees                                                      57,973              504,043            213,699
Preferred shares - dividend disbursing agent fees                                     3,025               11,844              7,336
Shareholders' servicing agent fees and expenses                                       2,795                  529                383
Interest expense                                                                  1,016,227                   --                 --
Commitment fees                                                                     187,825                   --                 --
Custodian's fees and expenses                                                        93,799              236,665            130,465
Trustees' fees and expenses                                                           5,402               10,567              8,556
Professional fees                                                                    64,227               88,333             40,623
Shareholders' reports - printing and mailing expenses                                27,632               74,453             32,820
Stock exchange listing fees                                                           6,125                   --                 --
Investor relations expense                                                           30,039               45,654             39,038
Portfolio insurance expense                                                              --                   --              8,904
Other expenses                                                                       13,846               16,890             10,261
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement              3,221,069            5,447,530          2,893,233
   Custodian fee credit                                                                (142)              (2,371)            (1,826)
   Expense reimbursement                                                           (811,631)          (1,721,724)          (858,547)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                      2,409,296            3,723,435          2,032,860
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                            11,409,055           23,327,527          7,901,749
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                           827,810             (841,335)           678,599
Net realized gain from SAMIs                                                             --              125,126                 --
Change in net unrealized appreciation (depreciation) of investments                 977,441            6,657,856          4,727,951
Change in net unrealized appreciation (depreciation) of SAMIs                            --              173,139                 --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                                  1,805,251            6,114,786          5,406,550
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                         (447,018)          (3,923,578)        (1,756,992)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from operations          $12,767,288          $25,518,735        $11,551,307
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited)
                                                                             FLOATING RATE                    FLOATING RATE
                                        SENIOR INCOME (NSL)                   INCOME (JFR)               INCOME OPPORTUNITY (JRO)
                                 -----------------------------      ------------------------------     -----------------------------
                                                                                    FOR THE PERIOD                   FOR THE PERIOD
                                                                                           3/25/04                          7/27/04
                                   SIX MONTHS                         SIX MONTHS     (COMMENCEMENT      SIX MONTHS    (COMMENCEMENT
                                        ENDED       YEAR ENDED             ENDED    OF OPERATIONS)           ENDED   OF OPERATIONS)
                                      1/31/05          7/31/04           1/31/05   THROUGH 7/31/04         1/31/05  THROUGH 7/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income            $ 11,409,055     $ 19,081,581      $ 23,327,527       $ 6,406,985     $ 7,901,749     $      6,160
Net realized gain (loss)
   from investments                   827,810       (2,007,822)         (841,335)           71,956         678,599               --
Net realized gain from SAMIs               --               --           125,126                --              --               --
Change in net unrealized
    appreciation (depreciation)
    of investments                    977,441       16,691,236         6,657,856         1,671,925       4,727,951               --
Change in net unrealized
    appreciation (depreciation)
    of SAMIs                               --               --           173,139             6,801              --               --
Distributions to
   Preferred Shareholders
   from net investment income        (447,018)        (538,267)       (3,923,578)       (1,145,857)     (1,756,992)              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common
   shares from operations          12,767,288       33,226,728        25,518,735         7,011,810      11,551,307            6,160
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (8,251,201)     (15,362,547)      (19,357,545)       (9,402,550)    (10,781,200)              --
From tax return of capital                 --               --                --          (148,613)             --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to
   Common shareholders             (8,251,201)     (15,362,547)      (19,357,545)       (9,551,163)    (10,781,200)              --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares        --               --                --       674,209,761      22,201,565      383,106,000
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions     85,969          194,711           805,357           263,685         331,275               --
Preferred shares offering costs            --               --                --        (8,425,000)     (5,170,000)              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common
   shares from
   capital transactions                85,969          194,711           805,357       666,048,446      17,362,840      383,106,000
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares      4,602,056       18,058,892         6,966,547       663,509,093      18,132,947      383,112,160
Net assets applicable
   to Common shares
   at the beginning of period     251,278,415      233,219,523       663,609,368           100,275     383,212,435          100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable
   to Common shares
   at the end of period          $255,880,471     $251,278,415      $670,575,915      $663,609,368    $401,345,382     $383,212,435
====================================================================================================================================
Undistributed
   (Over-distribution of)
   net investment income
   at the end of period          $  5,658,598     $  2,947,762      $ (3,911,952)     $ (3,958,356)   $ (4,630,283)    $      6,160
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CASH FLOWS Six Months Ended January 31, 2005 (Unaudited)
                                                                                                                      FLOATING RATE
                                                                                           SENIOR   FLOATING RATE            INCOME
                                                                                           INCOME          INCOME       OPPORTUNITY
                                                                                            (NSL)           (JFR)             (JRO)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM OPERATIONS              $  12,767,288   $  25,518,735     $  11,551,307
 Adjustments to Reconcile the Net Increase in Net Assets Applicable
   to Common Shares from Operations to Net Cash Provided by (Used in)
   Operating Activities:
     Purchase of investment securities                                               (213,840,235)   (406,738,118)     (713,067,507)
     Proceeds from (Purchases of) high-grade short-term investment
        securities, net                                                               (22,844,417)    178,820,272       311,519,878
     Proceeds from disposition of investment securities                               228,903,844     373,672,806        93,397,587
     Proceeds from SAMIs                                                                       --         100,486                --
     Amortization/(Accretion) of premiums and discounts of investment
       securities and SAMIs, net                                                           49,587       1,748,060         1,037,019
     (Increase) Decrease in interest receivable                                             4,330        (765,354)       (3,966,121)
     (Increase) Decrease in receivable from investments sold                          (12,498,701)     (1,387,253)       (7,463,094)
     (Increase) Decrease in other assets                                                    3,700         123,742           (10,825)
     Increase (Decrease) in payable for investments purchased                          19,952,442    (146,712,160)       65,110,048
     Increase (Decrease) in management fees payable                                        33,494          (2,928)          292,365
     Increase in Preferred share dividends payable                                         55,209          34,017            63,232
     Increase in other liabilities                                                         85,894          29,009           126,628
     Change in net unrealized (appreciation)/depreciation of investments                 (977,441)     (6,657,856)       (4,727,951)
     Change in net unrealized (appreciation)/depreciation of SAMIs                             --        (173,139)               --
     Net realized (gain)/loss from investments                                           (827,810)        841,335          (678,599)
     Net realized (gain)/loss from SAMIs                                                       --        (125,126)               --
     Net realized (gain)/loss from paydowns                                            (2,701,952)        458,733           975,936
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) operating activities                                  8,165,232      18,785,261      (245,840,097)
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Common shares:
   Net proceeds from sale of shares                                                            --              --        22,201,565
   Cash distributions paid to Common shareholders                                      (8,165,232)    (18,552,188)      (10,449,925)
Organization and offering costs payable                                                        --        (233,073)         (741,543)
Net proceeds from sale of Preferred shares                                                     --              --       234,830,000
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) financing activities                                 (8,165,232)    (18,785,261)      245,840,097
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                                                --              --                --
Cash at the beginning of period                                                                --              --                --
------------------------------------------------------------------------------------------------------------------------------------
CASH AT THE END OF PERIOD                                                           $          --   $          --      $         --
====================================================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid by Senior Income (NSL) for interest on bank borrowings during the six months ended January 31, 2005, was $813,077.
Non-cash financing activities not included herein consist of reinvestments of Common share distributions of $85,969, $805,357 and $331,275 for Senior Income
(NSL), Floating Rate Income (JFR) and Floating Rate Income Opprotunity (JRO), respectively.

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Senior Income Fund (NSL), Nuveen Floating Rate Income Fund (JFR) and Nuveen Floating Rate Income Opportunity Fund (JRO). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Effective January 1, 2005, Nuveen Institutional Advisory Corp. ("NIAC") the Funds' previous adviser, and its affiliate, Nuveen Advisory Corp. ("NAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NIAC or NAC.

Prior to the commencement of operations of Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO), each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 per Fund by NIAC, the recording of the organization expenses ($11,500 per Fund) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen.

Each Fund seeks to provide a high level of current income by investing primarily in senior loans whose interest rates float or adjust periodically based on a benchmark interest rate index.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of senior loans, bonds and other securities in the Funds' investment portfolios, other than subordinated loans issued by middle market companies, are generally provided by one or more independent pricing services approved by the Funds' Board of Trustees. Floating Rate Income Opportunity (JRO) currently expects that the independent pricing services will be unable to provide a market based price for most of the privately negotiated subordinated loans issued by middle market companies. The pricing services, with input from Symphony Asset Management, LLC (" Symphony"), an indirect wholly owned subsidiary of Nuveen, and the Adviser, will estimate the fair value for such subordinated loans, subject to the supervision of Symphony and the Adviser. Floating Rate Income Opportunity (JRO) may engage an independent appraiser to periodically provide an independent determination of the value, or an opinion with respect to the pricing services' value, of such loans. The pricing services typically value exchange-listed securities at the last sales price on that day; and value senior loans, bonds and other securities traded in the over-the-counter market at the mean of the highest bona fide bid and lowest bona fide asked prices when current quotations are readily available. The pricing services or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustees' designee. High-grade short-term investments are valued at amortized cost, which approximates market value.

The senior and subordinated loans in which the Funds invest are not listed on an organized exchange and the secondary market for such investments may be less liquid relative to markets for other fixed income securities. Consequently, the value of senior and subordinated loans, determined as described above, may differ significantly from the value that would have been determined had there been an active market for that loan.

Investment Transactions

Investment transactions are recorded on a trade date basis. Trade date for senior and subordinated loans purchased in the "primary market" is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the "secondary market" is the date on which the transaction is entered into. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds maintain liquid assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At January 31, 2005, Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) had outstanding when-issued and delayed delivery purchase commitments of $25,003,750 $48,606,250 and $57,993,750.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses on senior and subordinated loans. Fee income consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders

The Funds intend to declare monthly income distributions to Common shareholders. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

Senior Income (NSL) has issued and outstanding 1,840 shares of Series Th, Taxable Auctioned Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate paid on the Taxable Auctioned Preferred shares is determined every 28 days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. Senior Income (NSL)has also effected financial leverage by borrowing, as described in footnote 8 below.

Effective May 21, 2004, Floating Rate Income (JFR) issued 4,000 shares of each Series M, T, W and F FundPreferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate on each series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable weekly at the end of each rate period.

Effective September 24, 2004, Floating Rate Income Opportunity (JRO) issued 3,200 shares of each Series M, TH and F FundPreferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate on each series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable weekly at the end of each rate period.

Select Aggregate Market Index

Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) may invest in Select Aggregate Market Indexes ("SAMI") to synthetically increase their exposure to the senior secured loan market during a period when the Funds otherwise would have excess uninvested cash. The SAMI is designed to replicate the performance and risk of the CSFB Leveraged Loan Index. An investment in a SAMI, when combined with high-grade short-term investments such as repurchase agreements related to U.S. government securities in an amount equal to the notional amount of the SAMI, is designed to provide an aggregate return equivalent to an investment in a basket of senior secured bank loan debt ("Reference Obligations"), less certain costs.

Upon entering into a SAMI, the Funds may pay the counterparty a premium based on the notional amount. The premium, if any, will be amortized over the life of the SAMI and recorded in other assets in the Statement of Assets and Liabilities. The Funds will receive from the counterparty a fixed-rate interest payment based on the notional amount of the contract. In exchange for the interest payment, the Funds protect the counterparty from the risk of loss at the time of a credit event, such as a bankruptcy or default, affecting any of the Reference Obligations. Interest is recorded on an accrual basis and included in the Statement of Operations. The Funds are required to provide collateral to the counterparty based on a percentage of the notional amount of the SAMI and has instructed the custodian to segregate liquid assets with a current value at least equal to the remaining notional amount of the SAMI. The SAMI is valued daily and any change in value is recorded in "Change in net unrealized appreciation (depreciation) of SAMI" in the Statement of Operations. Although there are economic advantages of entering into SAMI transactions, there are also additional risks, including but not limited to senior loan credit risk and the inability of the counterparty to meet its interest payment obligations. Floating Rate Income Opportunity (JRO) did not invest in a SAMI during the six months ended January 31, 2005.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Funds' cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Organization and Offering Costs

Nuveen Investments, LLC has agreed to reimburse all organization expenses (approximately $11,500 per Fund) and pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for Floating Rate Income
(JFR) and Floating Rate Income Opportunity (JRO). Floating Rate Income's (JFR) and Floating Rate Income Opportunity's (JRO) share of Common share offering costs ($1,213,989 and $850,593, respectively) were recorded as reductions of the proceeds from the sale of Common shares.

Costs incurred by Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) in connection with their offering of FundPreferred shares ($8,425,000 and $5,170,000, respectively) were recorded as a reduction to paid-in surplus.

Indemnifications

Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                                             FLOATING RATE                  FLOATING RATE
                             SENIOR INCOME (NSL)              INCOME (JFR)             INCOME OPPORTUNITY (JRO)
                          -----------------------     ----------------------------   ----------------------------
                                                                           FOR THE                        FOR THE
                                                                    PERIOD 3/25/04                 PERIOD 7/27/04
                          SIX MONTHS                  SIX MONTHS     (COMMENCEMENT   SIX MONTHS     (COMMENCEMENT
                               ENDED   YEAR ENDED          ENDED    OF OPERATIONS)        ENDED    OF OPERATIONS)
                             1/31/05      7/31/04        1/31/05   THROUGH 7/31/04      1/31/05   THROUGH 7/31/04
-----------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                    --           --             --        47,150,000    1,553,100        26,800,000
   Shares issued to
     shareholders due to
     reinvestment of
     distributions             9,449       22,048         56,992            18,710       23,465                --
-----------------------------------------------------------------------------------------------------------------
                               9,449       22,048         56,992        47,168,710    1,576,565        26,800,000
-----------------------------------------------------------------------------------------------------------------
Preferred shares sold             --           --             --            16,000        9,600                --
=================================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding high-grade short-term investments) during the six months ended January 31, 2005, were as follows:

                                                                        FLOATING
                                                          FLOATING          RATE
                                              SENIOR          RATE        INCOME
                                              INCOME        INCOME   OPPORTUNITY
                                               (NSL)         (JFR)         (JRO)
--------------------------------------------------------------------------------
Purchases                               $213,840,235  $406,738,118  $713,067,507
Sales and maturities                     228,903,844   373,672,806    93,397,587
================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and for Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) recognition of premium amortization.

At January 31, 2005, the cost of investments was as follows:

                                                                        FLOATING
                                                         FLOATING           RATE
                                           SENIOR            RATE         INCOME
                                           INCOME          INCOME    OPPORTUNITY
                                            (NSL)           (JFR)          (JRO)
--------------------------------------------------------------------------------
Cost of investments                 $422,423,733   $1,096,198,257   $691,841,714
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2005, were as follows:

                                                                        FLOATING
                                                          FLOATING          RATE
                                              SENIOR          RATE        INCOME
                                              INCOME        INCOME   OPPORTUNITY
                                               (NSL)         (JFR)         (JRO)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                        $  6,607,758    $ 8,276,789   $4,669,024
   Depreciation                         (10,477,075)    (2,359,102)    (956,826)
--------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments        $ (3,869,317)   $ 5,917,687   $3,712,198
================================================================================

The tax components of undistributed net ordinary income and net realized gains at July 31, 2004, the Funds' last fiscal year end, were as follows:

                                                                        FLOATING
                                                           FLOATING         RATE
                                                SENIOR         RATE       INCOME
                                                INCOME       INCOME  OPPORTUNITY
                                                 (NSL)        (JFR)        (JRO)
--------------------------------------------------------------------------------
Undistributed net ordinary income *         $4,246,542          $--       $6,160
Undistributed net long-term
   capital gains                                    --           --           --
================================================================================

     * Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any. Undistributed net ordinary income (on a tax basis) has not been reduced for the dividend declared on July 1, 2004, paid on August 2, 2004.

The tax character of distributions paid during the fiscal year ended July 31, 2004, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                                                                    FLOATING
                                                                                    FLOATING            RATE
                                                                         SENIOR         RATE          INCOME
                                                                         INCOME       INCOME     OPPORTUNITY
                                                                          (NSL)        (JFR)***        (JRO)****
-----------------------------------------------------------------------------------------------------------
Distributions from net ordinary income **                           $15,890,967   $7,281,029           $ --
Distributions from net long-term capital gains                               --           --             --
Tax return of capital                                                        --      148,613             --
===========================================================================================================

  ** Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

 *** For the period March 25, 2004 (commencement of operations) through July 31,
     2004.

**** For the period July 27, 2004 (commencement of operations) through July 31,
     2004.

At July 31, 2004, the Fund's last fiscal year end, Senior Income (NSL) had unused capital loss carryforwards of $28,018,967 available to be applied against future capital gains, if any. If not applied, $17,314,712 of the carryforward will expire in the year 2010 and $10,704,255 will expire in 2011.

The following Funds elected to defer net realized losses from investments incurred from November 1, 2003 through July 31, 2004 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses are treated as having arisen on the first day of the current fiscal year:

                                                                        FLOATING
                                                              SENIOR        RATE
                                                              INCOME      INCOME
                                                               (NSL)       (JFR)
--------------------------------------------------------------------------------
                                                          $1,978,340     $69,696
================================================================================

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

As approved by the Board of Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by the Adviser, or its predecessor, and its affiliates. The fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the funds' effective management fees were reduced by approximately .009% as of February 28, 2005.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily Managed Assets of each Fund as follows:

                                                             SENIOR INCOME (NSL)
AVERAGE DAILY MANAGED ASSETS                                 FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $1 billion                                                  .6500%
For the next $1 billion                                                   .6375
For the next $3 billion                                                   .6250
For the next $5 billion                                                   .6000
For Managed Assets over $10 billion                                       .5750
================================================================================

                                                      FLOATING RATE INCOME (JFR)
                                          FLOATING RATE INCOME OPPORTUNITY (JRO)
AVERAGE DAILY MANAGED ASSETS                                 FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $500 million                                                .6500%
For the next $500 million                                                 .6250
For the next $500 million                                                 .6000
For the next $500 million                                                 .5750
For Managed Assets over $2 billion                                        .5500
================================================================================

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Under Senior Income's (NSL) and Floating Rate Income Opportunity's (JRO) investment management agreements with the Adviser, each Fund paid a .8500% annual management fee rate through July 31, 2004, payable monthly, which were based upon the average daily Managed Assets of each Fund.

Under Floating Rate Income's (JFR) investment management agreement with the Adviser, the Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily Managed Assets of the Fund as follows:

                                                      FLOATING RATE INCOME (JFR)
AVERAGE DAILY MANAGED ASSETS                                 MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $500 million                                                .8500%
For the next $500 million                                                 .8250
For the next $500 million                                                 .8000
For the next $500 million                                                 .7750
For Managed Assets over $2 billion                                        .7500
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Symphony, under which Symphony manages the investment portfolio of the Funds. Symphony is compensated for its services to the Funds from the management fee paid to the Adviser.

The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of Senior Income's (NSL) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                       YEAR ENDING
OCTOBER 31,                                       OCTOBER 31,
--------------------------------------------------------------------------------
1999*                     .45%                    2005                      .35%
2000                      .45                     2006                      .25
2001                      .45                     2007                      .15
2002                      .45                     2008                      .10
2003                      .45                     2009                      .05
2004                      .45
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Senior Income (NSL) for any portion of its fees and expenses beyond October 31, 2009.

For the first eight years of Floating Rate Income's (JFR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                       YEAR ENDING
MARCH 31,                                         MARCH 31,
--------------------------------------------------------------------------------
2004*                     .32%                    2009                      .32%
2005                      .32                     2010                      .24
2006                      .32                     2011                      .16
2007                      .32                     2012                      .08
2008                      .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Floating Rate Income (JFR) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Floating Rate Income Opportunity's (JRO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                       YEAR ENDING
JULY 31,                                          JULY 31,
--------------------------------------------------------------------------------
2004*                     .30%                    2009                      .30%
2005                      .30                     2010                      .22
2006                      .30                     2011                      .14
2007                      .30                     2012                      .07
2008                      .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Floating Rate Income Opportunity (JRO) for any portion of its fees and expenses beyond July 31, 2012.

6. COMMITMENTS

Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds may have unfunded senior loan commitments. The Funds will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. At January 31, 2005, Senior Income (NSL) had unfunded loan commitments of $2,800,000, Floating Rate Income (JFR) had $11,963,636 and Floating Rate Income Opportunity (JRO) had $10,014,514 in unfunded loan commitments.

7. SENIOR LOAN PARTICIPATION COMMITMENTS

With respect to the senior loans held in the Funds' portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or
3) invest in participations. If the Funds purchase a participation of a senior loan interest, the Funds would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the Borrower. As such, the Funds not only assume the credit risk of the Borrower, but also that of the Selling Participant or other persons interpositioned between the Funds and the Borrower.

Senior Income (NSL) had the following participation commitments outstanding at January 31, 2005:

COUNTERPARTY                     COMMITMENT AMOUNT                  MARKET VALUE
--------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.            $2,000,000                       $1,974,375
Morgan Stanley                        1,640,000                        1,618,998
================================================================================

Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) had no such participation commitments outstanding at January 31, 2005.

8. BORROWINGS

In accordance with Senior Income's (NSL) current investment policies, the Fund may utilize financial leverage for investment purposes in an amount currently anticipated to represent approximately 40% of the Fund's total assets, and in no event exceeding 50% of the Fund's total assets.

Senior Income (NSL) has entered into a commercial paper program with Bank One's conduit financing agency, Falcon Asset Securitization Corp. ("Falcon"), whose sole purpose is the issuance of high grade commercial paper. Falcon uses the proceeds to make advances to Senior Income (NSL) and to many other borrowers who comprise Falcon's total borrowing base. For the six months ended January 31, 2005, the average daily balance of borrowings under the commercial paper program agreement was $103 million with an average interest rate of 1.94%.

Senior Income (NSL) has also entered into a $110 million liquidity facility. If the facility is utilized, interest on the borrowings would be charged a variable interest rate. An unused commitment fee of .095% on 102% of the unused portion of the $110 million facility is charged. There were no borrowings under the revolving credit agreement during the six months ended January 31, 2005.

9. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their net investment income which was paid on March 1, 2005, to shareholders of record on February 15, 2005, as follows:

                                                                        FLOATING
                                                          FLOATING          RATE
                                                 SENIOR       RATE        INCOME
                                                 INCOME     INCOME   OPPORTUNITY
                                                  (NSL)      (JFR)         (JRO)
--------------------------------------------------------------------------------
Dividend per share                               $.0480     $.0700        $.0760
================================================================================

Announcement Regarding Parent Company of Adviser

Recently, The St. Paul Travelers Companies, Inc. announced that it intended to explore strategic alternatives to divest its equity stake in Nuveen. This divestiture could take the form of a sale by The St. Paul Travelers Companies, Inc. of its interest in Nuveen to another party or the form of the sale of its interest to the public in a registered, broadly disseminated offering. Any resulting divestiture could be deemed to be an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and NAM and the investment sub-advisory agreements between NAM and Symphony, which would result in the automatic termination of each agreement. The Board of Trustees thereupon may consider both an interim investment management agreements and interim investment sub-advisory agreements (as permitted under the 1940 Act) and new ongoing investment management and investment sub-advisory agreements. If approved by the Board of Trustees, the new ongoing agreements would be presented to the Funds' shareholders for approval, and would take effect upon such approval. There can be no assurance that these approvals will be obtained.


                        Financial
                               HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:
                                                          Investment Operations
                                    ------------------------------------------------------------------
                                                                Distributions   Distributions
                                                                     from Net            from
                        Beginning                         Net      Investment         Capital
                           Common                   Realized/       Income to        Gains to
                            Share          Net     Unrealized       Preferred       Preferred
                        Net Asset   Investment     Investment          Share-          Share-
                            Value       Income     Gain (Loss)        holders+        holders+   Total
=======================================================================================================
SENIOR INCOME (NSL)
-------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(e)                    $ 8.44        $ .38         $  .07           $(.02)            $--    $ .43
2004                         7.84          .64            .50            (.02)             --     1.12
2003                         7.38          .60            .41            (.02)             --      .99
2002                         8.13          .68           (.71)           (.04)             --     (.07)
2001                         9.47         1.09          (1.29)           (.09)             --     (.29)
2000(a)                      9.55          .75           (.12)           (.02)             --      .61

FLOATING RATE
INCOME (JFR)
-------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(e)                     14.07          .49            .13            (.08)             --      .54
2004(b)                     14.33          .14            .04            (.02)             --      .16

FLOATING RATE INCOME
OPPORTUNITY (JRO)
-------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(e)                     14.30          .28            .19            (.06)             --      .41
2004(c)                     14.33           --             --              --              --       --
=======================================================================================================
                                     Less Distributions                                                            Total Returns
                         ------------------------------------------                                            ---------------------
                                                                                                                             Based
                                Net                     Tax                Offering                                             on
                         Investment    Capital    Return of                   Costs       Ending                            Common
                          Income to   Gains to   Capital to           and Preferred       Common                Based        Share
                             Common     Common       Common                   Share        Share     Ending        on          Net
                             Share-     Share-       Share-            Underwriting    Net Asset     Market    Market        Asset
                            holders    holders      holders   Total       Discounts        Value      Value     Value**      Value**
====================================================================================================================================
SENIOR INCOME (NSL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(e)                     $ (.28)       $ --          $--  $ (.28)           $ --       $ 8.59   $ 9.7700      1.61%        5.12%
2004                          (.52)         --           --    (.52)             --         8.44     9.9100     24.50        14.61
2003                          (.53)         --           --    (.53)             --         7.84     8.4300     25.93        14.25
2002                          (.68)         --           --    (.68)             --         7.38     7.2000    (21.16)        (.65)
2001                         (1.03)       (.02)          --   (1.05)             --         8.13     9.9600     15.35        (3.30)
2000(a)                       (.66)         --           --    (.66)           (.03)        9.47     9.6250      3.21         6.20

FLOATING RATE
INCOME (JFR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(e)                       (.41)         --           --    (.41)             --        14.20    14.4100      (.11)        3.88
2004(b)                       (.21)         --           --    (.21)           (.21)       14.07    14.8500       .40         (.39)

FLOATING RATE INCOME
OPPORTUNITY (JRO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(e)                       (.38)         --           --    (.38)           (.19)       14.14    14.7000       .58         1.57
2004(c)                         --          --           --      --            (.03)       14.30    15.0100       .07         (.21)
====================================================================================================================================
                                                                  Ratios/Supplemental Data
                              --------------------------------------------------------------------------------------------
                                                Before Credit/Reimbursement      After Credit/Reimbursement***
                                               ------------------------------    -----------------------------
                                                               Ratio of Net                    Ratio of Net
                                                 Ratio of        Investment        Ratio of      Investment
                                   Ending        Expenses         Income to        Expenses       Income to
                                      Net      to Average           Average      to Average         Average
                                   Assets      Net Assets        Net Assets      Net Assets      Net Assets
                               Applicable      Applicable        Applicable      Applicable      Applicable      Portfolio
                                to Common       to Common         to Common       to Common       to Common       Turnover
                              Shares (000)         Shares++          Shares++        Shares++        Shares++         Rate
==========================================================================================================================
SENIOR INCOME (NSL)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(e)                          $255,880            2.52%*            8.29%*          1.88%*          8.92%*          55%
2004                              251,278            2.23              7.10            1.50            7.83            91
2003                              233,220            2.66              7.57            1.90            8.33            80
2002                              219,459            3.12              8.20            2.37            8.95            64
2001                              241,641            4.32             11.74            3.62           12.44            52
2000(a)                           280,479            3.81*             9.82*           3.21*          10.42*           40

FLOATING RATE
INCOME (JFR)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(e)                           670,576            1.62*             6.42*           1.11*           6.93*           38
2004(b)                           663,609            1.37*             2.46*            .93*           2.90*           14

FLOATING RATE INCOME
OPPORTUNITY (JRO)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(e)                           401,345            1.44*             3.51*           1.01*           3.93*           25
2004(c)                           383,212            1.28*             (.01)*           .98*            .29*            0
==========================================================================================================================

                                    Preferred Stock at End of Year                  Borrowings at End of Year
                         --------------------------------------------------    ---------------------------------
                                Aggregate         Liquidation         Asset           Aggregate            Asset
                                   Amount          and Market      Coverage              Amount         Coverage
                         Outstanding (000)    Value Per Share     Per Share    Outstanding (000)      Per $1,000
================================================================================================================
SENIOR INCOME (NSL)
----------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(e)                          $ 46,000             $25,000      $164,065            $103,000           $3,484
2004                               46,000              25,000       161,564             103,000            3,440
2003(d)                            46,000              25,000       151,750             103,000            3,264
2002(d)                            46,000              25,000       144,271             103,000            3,131
2001(d)                            46,000              25,000       156,327             103,000            3,346
2000(a)(d)                         46,000              25,000       177,434             105,000            3,671

FLOATING RATE INCOME (JFR)
----------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(e)                           400,000              25,000        66,911                  --               --
2004(b)                           400,000              25,000        66,476                  --               --

FLOATING RATE INCOME OPPORTUNITY (JRO)
----------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(e)                           240,000              25,000        66,807                  --               --
2004(c)                                --                  --            --                  --               --
================================================================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
*** After custodian fee credit and expense reimbursement from the Adviser, where applicable.
+    The amounts shown are based on Common share equivalents.
++   o Ratios do not reflect the effect of dividend payments to Preferred shareholders.
     o Income ratios reflect income earned on assets attributable to Preferred shares where applicable.
     o With respect to Senior Income (NSL), each ratio includes the effect of the interest expense paid on bank borrowings as follows:

               Ratio of Interest
              Expense to Average
        Net Assets Applicable to
                   Common Shares
        ------------------------
        2005                 .79%*
        2004                 .48
        2003                 .74
        2002                1.09
        2001                2.19
        2000(a)             2.04*

(a) For the period October 26, 1999 (commencement of operations) through July 31, 2000.
(b) For the period March 25, 2004 (commencement of operations) through July 31, 2004.
(c) For the period July 27, 2004 (commencement of operations) through July 31, 2004.
(d)  Unaudited.
(e)  For the six months ended January 31, 2005.

                                 See accompanying notes to financial statements.


                                  40-41 spread

Reinvest Automatically
       EASILY AND CONVENIENTLY


Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2004, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS


Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $115 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


                                        o Share prices
           Learn more                   o Fund details
about Nuveen Funds at                   o Daily financial news
   WWW.NUVEEN.COM/ETF                   o Investor education
                                        o Interactive planning tools



Logo: NUVEEN Investments

                                                                     ESA-C-0105D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Opportunity Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: April 8, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: April 8, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: April 8, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.